Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes
INCOME TAXES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Income Tax Expense

The details of the Registrants’ income taxes before discontinued operations as reported are as follows:

AEP	Years Ended December 31,
	2015	2014	2013
	(in millions)
Federal:
Current	$107.3	$22.8	$(53.4)
Deferred	774.8	800.1	678.6
Total Federal	882.1	822.9	625.2

State and Local:
Current	14.5	22.8	28.7
Deferred	23.0	56.9	23.8
Total State and Local	37.5	79.7	52.5

Income Tax Expense Before Discontinued Operations	$919.6	$902.6	$677.7

Year Ended December 31, 2015	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$(32.9)	$5.2	$89.0	$(6.4)	$44.3
Deferred	227.5	94.2	37.6	58.3	41.9
Deferred Investment Tax Credits	(0.3)	(3.3)	(0.1)	(0.6)	(1.4)
Income Tax Expense	$194.3	$96.1	$126.5	$51.3	$84.8

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$10.9	$14.3	$58.1	$(24.2)	$(171.6)
Deferred	144.7	70.2	74.4	74.7	239.4
Deferred Investment Tax Credits	(0.7)	(4.9)	(0.3)	0.1	(1.4)
Income Tax Expense	$154.9	$79.6	$132.2	$50.6	$66.4

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$58.4	$(49.1)	$92.6	$7.7	$(10.9)
Deferred	75.7	129.1	134.5	53.8	81.9
Deferred Investment Tax Credits	(1.2)	(4.9)	(1.4)	4.4	(1.5)
Income Tax Expense	$132.9	$75.1	$225.7	$65.9	$69.5

The following is a reconciliation for each Registrant of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported:

AEP	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$2,052.3	$1,638.0	$1,484.2
Discontinued Operations (Net of Income Tax of $6.2, $39 and $5.9 in 2015, 2014 and 2013, Respectively)	(283.7)	(47.5)	(10.3)
Income Tax Expense Before Discontinued Operations	919.6	902.6	677.7
Pretax Income	$2,688.2	$2,493.1	$2,151.6

Income Taxes on Pretax Income at Statutory Rate (35%)	$940.9	$872.6	$753.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	53.6	54.0	46.6
Investment Tax Credits, Net	(11.6)	(12.8)	(14.0)
State and Local Income Taxes, Net	24.4	54.3	29.1
Removal Costs	(28.8)	(23.9)	(20.9)
AFUDC	(51.6)	(41.8)	(30.5)
Valuation Allowance	17.2	(2.5)	5.1
U.K. Windfall Tax	—	—	(79.5)
Other	(24.5)	2.7	(11.3)
Income Tax Expense Before Discontinued Operations	$919.6	$902.6	$677.7

Effective Income Tax Rate	34.2%	36.2%	31.5%

APCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$340.6	$215.4	$193.2
Income Tax Expense	194.3	154.9	132.9
Pretax Income	$534.9	$370.3	$326.1

Income Taxes on Pretax Income at Statutory Rate (35%)	$187.2	$129.6	$114.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	19.8	23.5	20.3
Investment Tax Credits, Net	(0.3)	(0.6)	(1.2)
State and Local Income Taxes, Net	7.2	6.5	2.7
Removal Costs	(9.9)	(6.8)	(6.5)
AFUDC	(7.0)	(3.8)	(1.4)
Valuation Allowance	1.7	(2.5)	5.1
Other	(4.4)	9.0	(0.2)
Income Tax Expense	$194.3	$154.9	$132.9

Effective Income Tax Rate	36.3%	41.8%	40.8%

I&M	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$204.8	$155.6	$177.5
Income Tax Expense	96.1	79.6	75.1
Pretax Income	$300.9	$235.2	$252.6

Income Taxes on Pretax Income at Statutory Rate (35%)	$105.3	$82.3	$88.4
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	9.5	12.9	10.1
Investment Tax Credits, Net	(3.3)	(4.9)	(4.9)
State and Local Income Taxes, Net	5.8	7.7	(0.9)
Removal Costs	(12.6)	(11.3)	(9.4)
AFUDC	(6.2)	(10.0)	(10.6)
Other	(2.4)	2.9	2.4
Income Tax Expense	$96.1	$79.6	$75.1

Effective Income Tax Rate	31.9%	33.8%	29.7%

OPCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$232.7	$216.4	$410.0
Income Tax Expense	126.5	132.2	225.7
Pretax Income	$359.2	$348.6	$635.7

Income Taxes on Pretax Income at Statutory Rate (35%)	$125.7	$122.0	$222.5
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	8.2	6.7	6.8
Investment Tax Credits, Net	(0.1)	(0.2)	(1.4)
State and Local Income Taxes, Net	0.7	8.8	3.3
Other	(8.0)	(5.1)	(5.5)
Income Tax Expense	$126.5	$132.2	$225.7

Effective Income Tax Rate	35.2%	37.9%	35.5%

PSO	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$92.5	$86.9	$97.8
Income Tax Expense	51.3	50.6	65.9
Pretax Income	$143.8	$137.5	$163.7

Income Taxes on Pretax Income at Statutory Rate (35%)	$50.3	$48.1	$57.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	0.5	0.2	0.2
Investment Tax Credits, Net	(1.8)	(0.8)	(0.8)
State and Local Income Taxes, Net	5.1	4.8	5.4
AFUDC	(3.1)	(1.1)	(1.5)
Tax Adjustments	(0.3)	(1.2)	5.3
Other	0.6	0.6	—
Income Tax Expense	$51.3	$50.6	$65.9

Effective Income Tax Rate	35.7%	36.8%	40.3%

SWEPCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$196.0	$144.6	$153.8
Income Tax Expense	84.8	66.4	69.5
Pretax Income	$280.8	$211.0	$223.3

Income Taxes on Pretax Income at Statutory Rate (35%)	$98.3	$73.8	$78.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	3.1	2.9	3.1
Depletion	(5.5)	(4.1)	(3.5)
Investment Tax Credits, Net	(1.4)	(1.4)	(1.5)
State and Local Income Taxes, Net	4.8	3.1	(1.4)
AFUDC	(9.2)	(4.2)	(2.4)
Other	(5.3)	(3.7)	(2.9)
Income Tax Expense	$84.8	$66.4	$69.5

Effective Income Tax Rate	30.2%	31.5%	31.1%

Net Deferred Tax Liability

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant:

AEP	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$2,503.9	$2,650.7
Deferred Tax Liabilities	(14,237.1)	(13,503.1)
Net Deferred Tax Liabilities	$(11,733.2)	$(10,852.4)

Property Related Temporary Differences	$(8,533.3)	$(7,883.4)
Amounts Due from Customers for Future Federal Income Taxes	(263.5)	(255.2)
Deferred State Income Taxes	(872.0)	(796.9)
Securitized Assets	(633.2)	(753.2)
Regulatory Assets	(873.6)	(694.1)
Deferred Income Taxes on Other Comprehensive Loss	72.2	59.7
Accrued Nuclear Decommissioning	(614.6)	(611.0)
Net Operating Loss Carryforward	39.6	46.4
Tax Credit Carryforward	85.0	144.3
Valuation Allowance	(130.0)	(55.6)
All Other, Net	(9.8)	(53.4)
Net Deferred Tax Liabilities	$(11,733.2)	$(10,852.4)

APCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$412.9	$446.4
Deferred Tax Liabilities	(2,939.9)	(2,711.2)
Net Deferred Tax Liabilities	$(2,527.0)	$(2,264.8)

Property Related Temporary Differences	$(1,866.0)	$(1,801.9)
Amounts Due from Customers for Future Federal Income Taxes	(68.2)	(70.4)
Deferred State Income Taxes	(308.7)	(239.7)
Regulatory Assets	(169.1)	(113.7)
Securitized Assets	(114.8)	(122.6)
Deferred Income Taxes on Other Comprehensive Loss	1.5	(2.7)
Net Operating Loss Carryforward	1.0	9.8
Tax Credit Carryforward	19.2	46.2
All Other, Net	(21.9)	30.2
Net Deferred Tax Liabilities	$(2,527.0)	$(2,264.8)

I&M	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$837.4	$911.8
Deferred Tax Liabilities	(2,198.9)	(2,190.0)
Net Deferred Tax Liabilities	$(1,361.5)	$(1,278.2)

Property Related Temporary Differences	$(521.6)	$(418.7)
Amounts Due from Customers for Future Federal Income Taxes	(42.7)	(40.6)
Deferred State Income Taxes	(124.8)	(138.9)
Deferred Income Taxes on Other Comprehensive Loss	9.0	7.7
Accrued Nuclear Decommissioning	(614.6)	(611.0)
Regulatory Assets	(70.2)	(74.7)
All Other, Net	3.4	(2.0)
Net Deferred Tax Liabilities	$(1,361.5)	$(1,278.2)

OPCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$162.4	$171.8
Deferred Tax Liabilities	(1,545.6)	(1,528.1)
Net Deferred Tax Liabilities	$(1,383.2)	$(1,356.3)

Property Related Temporary Differences	$(1,022.8)	$(926.5)
Amounts Due from Customers for Future Federal Income Taxes	(44.6)	(47.6)
Deferred State Income Taxes	(34.4)	(34.2)
Regulatory Assets	(220.0)	(242.4)
Deferred Income Taxes on Other Comprehensive Loss	(2.3)	(3.0)
Deferred Fuel and Purchased Power	(117.4)	(145.5)
All Other, Net	58.3	42.9
Net Deferred Tax Liabilities	$(1,383.2)	$(1,356.3)

PSO	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$141.2	$110.7
Deferred Tax Liabilities	(1,113.0)	(1,016.7)
Net Deferred Tax Liabilities	$(971.8)	$(906.0)

Property Related Temporary Differences	$(861.9)	$(805.2)
Amounts Due from Customers for Future Federal Income Taxes	(2.2)	(0.7)
Deferred State Income Taxes	(117.0)	(109.3)
Regulatory Assets	(54.3)	(39.6)
Deferred Income Taxes on Other Comprehensive Loss	(2.3)	(2.7)
Deferred Federal Income Taxes on Deferred State Income Taxes	46.6	43.9
Net Operating Loss Carryforward	7.1	6.4
Tax Credit Carryforward	0.6	0.7
All Other, Net	11.6	0.5
Net Deferred Tax Liabilities	$(971.8)	$(906.0)

SWEPCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$194.7	$186.1
Deferred Tax Liabilities	(1,594.5)	(1,528.2)
Net Deferred Tax Liabilities	$(1,399.8)	$(1,342.1)

Property Related Temporary Differences	$(1,275.1)	$(1,235.1)
Amounts Due from Customers for Future Federal Income Taxes	(47.8)	(44.1)
Deferred State Income Taxes	(132.3)	(124.1)
Regulatory Assets	(26.1)	(19.4)
Deferred Income Taxes on Other Comprehensive Loss	5.0	4.0
Impairment Loss - Turk Plant	20.7	21.1
Net Operating Loss Carryforward	19.7	21.9
All Other, Net	36.1	33.6
Net Deferred Tax Liabilities	$(1,399.8)	$(1,342.1)

AEP System Tax Allocation Agreement

AEP and subsidiaries join in the filing of a consolidated federal income tax return.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense.  The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Valuation Allowance (Applies to AEP)

AEP assesses the available positive and negative evidence to estimate whether sufficient future taxable income of the appropriate tax character will be generated to realize the benefits of existing deferred tax assets. When the evaluation of the evidence indicates that AEP will not be able to realize the benefits of existing deferred tax assets, a valuation allowance is recorded to reduce existing deferred tax assets to the net realizable amount. Objective negative evidence evaluated includes whether AEP has a history of recognizing income of the character which can be offset by loss carryforwards. Other objective negative evidence evaluated is the impact recently enacted federal tax legislation will have on future taxable income and on AEP’s ability to benefit from the carryforward of charitable contribution deductions.

On the basis of this evaluation, AEP recorded a valuation allowance of $17 million in the fourth quarter of 2015 related to the expected expiration of charitable contribution carryforward deductions and realized capital losses. In the fourth quarter of 2015 AEP also reversed a valuation allowance originally recorded in the third quarter of 2015 of $156 million attributable to the unrealized capital loss associated with the excess tax basis of the stock over the book value of AEP’s investment in the operations of AEPRO. With the sale of AEPRO in the fourth quarter of 2015, AEP recorded a valuation allowance of $48 million attributable to realized capital losses from the sale.

A valuation allowance of $130 million and $56 million was recorded against AEP’s deferred tax asset balance as of December 31, 2015 and 2014, respectively. The valuation allowance reflects management’s assessment of the amount of its deferred tax assets that are more than likely not to be realized. The amount of the deferred tax assets realizable, however, could be adjusted if estimates of future taxable income are materially impacted during the carryforward period.

Federal and State Income Tax Audit Status

AEP and subsidiaries are no longer subject to U.S. federal examination for years before 2011.  The IRS examination of years 2011, 2012 and 2013 started in April 2014. Although the outcome of tax audits is uncertain, in management’s opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters.  In addition, the Registrants accrue interest on these uncertain tax positions.  Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

AEP and subsidiaries file income tax returns in various state, local and foreign jurisdictions.  These taxing authorities routinely examine their tax returns. AEP and subsidiaries are currently under examination in several state and local jurisdictions.  However, it is possible that previously filed tax returns have positions that may be challenged by these tax authorities.  Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. The Registrants are no longer subject to state, local or non-U.S. income tax examinations by tax authorities for years before 2009.

Net Income Tax Operating Loss Carryforward

In 2012 and 2011, AEP recognized federal net income tax operating losses of $366 million and $226 million, respectively, and in 2011, APCo and I&M recognized federal net income tax operating losses of $313 million and $123 million, respectively. The losses for AEP, APCo and I&M were driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences.  In 2012, SWEPCo recognized federal net income tax operating losses of $858 million which were driven primarily by bonus depreciation.  As of December 31, 2013, AEP had $156 million of unrealized federal net operating loss carryforward tax benefits.  Federal taxable income was sufficient enough in 2014 that these remaining federal net income tax operating loss tax benefits were realized in full. AEP recognized deferred state and local income tax benefits in 2012 and 2011. AEP, APCo, OPCo, PSO and SWEPCo also have state net income tax operating loss carryforwards as of December 31, 2015 as indicated in the table below:

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in millions)
AEP	Kentucky	$80.7	2035
AEP	Louisiana	376.3	2030
AEP	Oklahoma	378.1	2035
AEP	West Virginia	49.9	2033
APCo	West Virginia	24.8	2033
OPCo	West Virginia	25.2	2033
PSO	Oklahoma	181.8	2035
SWEPCo	Louisiana	375.7	2030
SWEPCo	Oklahoma	3.2	2035

As a result, APCo, OPCo, PSO and SWEPCo recognized deferred state and local income tax benefits in 2011, and/or 2012, and/or 2013, and/or 2014 and/or 2015.  At the end of 2013, APCo, I&M and SWEPCo had $12 million, $13 million and $167 million, respectively, of unrealized federal net operating loss carryforward.  Federal taxable income was sufficient enough in 2014 that these remaining federal net income tax operating loss tax benefits were realized in full.  Management anticipates future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the state carryforward expires for each state.

As of December 31, 2013, AEP had $121 million of uncertain tax positions netted against the federal net income tax operating loss carryforward tax benefits. Due to the utilization of the net operating loss carryforward in 2014, $69 million is presented as a non-current uncertain tax position. As of December 31, 2015 and 2014, AEP had $59 million and $52 million, respectively, of uncertain tax positions netted against deferred tax liabilities.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2012, 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits.  As of December 31, 2015, the Registrants have federal tax credit carryforwards and AEP and PSO have state tax credit carryforwards as indicated in the table below.  If these credits are not utilized, federal general business tax credits will expire in the years 2030 through 2035.

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in millions)
AEP	$85.0	$47.8	$23.4	$23.4
APCo	19.1	5.8	—	—
I&M	3.7	3.2	—	—
OPCo	19.3	1.0	—	—
PSO	0.6	0.6	23.4	23.4
SWEPCo	0.7	0.6	—	—

The Registrants anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused.  In November 2014, APCo received an order from the Virginia SCC for its 2014 Virginia Biennial Base Rate Case (see Note 4). As a result of the final determination pertaining to the ability to realize future tax benefits for certain state net income tax operating loss and credit carryforwards, management determined that APCo is subject to the Virginia Minimum Tax on electric suppliers and the Virginia State Income Tax is no longer applicable. As a result, management derecognized the related state income tax benefits, which had been subject to valuation allowances.

Uncertain Tax Positions

In May 2013, the U.S. Supreme Court decided that the U.K. Windfall Tax imposed upon U.K. electric companies privatized between 1984 and 1996 is a creditable tax for U.S. federal income tax purposes.  AEP filed protective claims asserting the creditability of the tax, dependent upon the outcome of the case.  As a result of the favorable U.S. Supreme Court decision, AEP recognized a tax benefit of $80 million, plus $43 million of pretax interest income in the second quarter of 2013.  The tax benefit and interest income resulted in an increase in net income of $108 million, but did not result in the receipt of cash as of December 31, 2015. Due to the timing of the IRS audit cycle, receipt of cash is not expected within the next 12 months.

The Registrants recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2015			2014
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in millions)
AEP	$2.7	$0.8	$—	$2.9	$1.2	$2.0
APCo	0.4	—	—	—	—	0.2
I&M	0.2	—	—	—	—	0.3
OPCo	1.0	—	—	0.1	—	0.2
PSO	0.1	—	—	0.1	—	0.1
SWEPCo	0.4	—	—	0.2	—	0.2

	Year Ended December 31, 2013
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in millions)
AEP	$1.5	$51.8	$—
APCo	—	1.1	—
I&M	—	0.6	—
OPCo	—	1.9	—
PSO	—	0.1	—
SWEPCo	0.2	—	—

The following table shows balances for amounts accrued for the receipt of interest:

December 31,
Company	2015	2014
(in millions)
AEP	$44.7	$44.0
APCo	—	—
I&M	—	—
OPCo	—	—
PSO	—	—
SWEPCo	—	—

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2015	2014
	(in millions)
AEP	$7.2	$5.9
APCo	—	—
I&M	0.6	0.5
OPCo	0.6	0.4
PSO	0.4	0.3
SWEPCo	1.4	1.0

The reconciliations of the beginning and ending amounts of unrecognized tax benefits are as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2015	$182.0	$—	$2.3	$6.9	$1.3	$7.5
Increase – Tax Positions Taken During a Prior Period	5.4	0.3	0.1	—	—	1.8
Decrease – Tax Positions Taken During a Prior Period	(0.4)	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Increase – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2015	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2014	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6
Increase – Tax Positions Taken During a Prior Period	18.2	—	1.4	6.4	—	1.6
Decrease – Tax Positions Taken During a Prior Period	(1.5)	—	—	—	—	(0.8)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Increase – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(0.6)	—	(0.7)	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(9.3)	(1.2)	(1.6)	(1.6)	(0.9)	(0.9)
Balance as of December 31, 2014	$182.0	$—	$2.3	$6.9	$1.3	$7.5

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2013	$267.2	$5.3	$15.1	$11.1	$2.3	$9.5
Increase – Tax Positions Taken During a Prior Period	—	—	—	—	—	—
Decrease – Tax Positions Taken During a Prior Period	(93.6)	(4.1)	(11.9)	(9.0)	(0.1)	(3.2)
Increase – Tax Positions Taken During the Current Year	1.8	—	—	—	—	1.3
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(0.2)	—	—	—	—	—
Balance as of December 31, 2013	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date.  The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant was as follows:

Company	2015	2014	2013
	(in millions)
AEP	$100.2	$97.2	$86.9
APCo	0.2	—	—
I&M	1.6	1.6	1.2
OPCo	4.5	4.5	0.7
PSO	0.9	0.9	0.8
SWEPCo	6.0	4.9	4.4

Federal Tax Legislation

The American Taxpayer Relief Act of 2012 (the 2012 Act) was enacted in January 2013.  Included in the 2012 Act was a one-year extension of the 50% bonus depreciation.  The 2012 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2011.  The enacted provisions did not materially impact the Registrants’ net income or financial condition but did have a favorable impact on cash flows in 2013.

The Tax Increase Prevention Act of 2014 (the 2014 Act) was enacted in December 2014. Included in the 2014 Act was a one-year extension of the 50% bonus depreciation. The 2014 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2013. The enacted provisions did not materially impact the Registrants’ net income or financial condition but did have a favorable impact on cash flows in 2015.

The Protecting Americans from Tax Hikes Act of 2015 (PATH) included an extension of the 50% bonus depreciation for three years through 2017, phasing down to 40% in 2018 and 30% in 2019. PATH also provided for the extension of research and development, employment and several energy tax credits for 2015. PATH also includes provisions to extend the wind energy production tax credit through 2016 with a three-year phase-out (2017-2019), and to extend the 30% temporary solar investment tax credit for three years through 2019 and with a two-year phase-out (2020-2021). PATH also provided for a permanent extension of the Research and Development tax credit. The enacted provisions did not materially impact the Registrants’ net income or financial condition but will have a favorable impact on future cash flows.

Federal Tax Regulations

In 2013, the U.S. Treasury Department issued final and re-proposed regulations regarding the deduction and capitalization of expenditures related to tangible property, effective for the tax years beginning in 2014.  In addition, the IRS issued Revenue Procedures under the Industry Issue Resolutions program that provides specific guidance for the implementation of the regulations for the electric utility industry.  These final regulations did not materially impact the Registrants’ net income, cash flows or financial condition.

State Tax Legislation

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rate from 8.5% to 6.5%.  The 8.5% Indiana corporate income tax rate will be reduced 0.5% each year beginning after June 30, 2012, with the final reduction occurring in years beginning after June 30, 2015.

During the third quarter of 2013, it was determined that the state of West Virginia had achieved certain minimum levels of shortfall reserve funds.  As a result, the West Virginia corporate income tax rate was reduced from 7% to 6.5% in 2014.

House Bill 32 was passed by the state of Texas in June 2015, permanently reducing the Texas income/franchise tax rate from 0.95% to 0.75% effective January 1, 2016, applicable to reports originally due on or after the effective date. The Texas income/franchise tax rate had been scheduled to return to 1% in 2016.

The enacted provisions did not materially impact net income, cash flows or financial condition.

Appalachian Power Co [Member]
Income Taxes
INCOME TAXES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Income Tax Expense

The details of the Registrants’ income taxes before discontinued operations as reported are as follows:

AEP	Years Ended December 31,
	2015	2014	2013
	(in millions)
Federal:
Current	$107.3	$22.8	$(53.4)
Deferred	774.8	800.1	678.6
Total Federal	882.1	822.9	625.2

State and Local:
Current	14.5	22.8	28.7
Deferred	23.0	56.9	23.8
Total State and Local	37.5	79.7	52.5

Income Tax Expense Before Discontinued Operations	$919.6	$902.6	$677.7

Year Ended December 31, 2015	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$(32.9)	$5.2	$89.0	$(6.4)	$44.3
Deferred	227.5	94.2	37.6	58.3	41.9
Deferred Investment Tax Credits	(0.3)	(3.3)	(0.1)	(0.6)	(1.4)
Income Tax Expense	$194.3	$96.1	$126.5	$51.3	$84.8

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$10.9	$14.3	$58.1	$(24.2)	$(171.6)
Deferred	144.7	70.2	74.4	74.7	239.4
Deferred Investment Tax Credits	(0.7)	(4.9)	(0.3)	0.1	(1.4)
Income Tax Expense	$154.9	$79.6	$132.2	$50.6	$66.4

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$58.4	$(49.1)	$92.6	$7.7	$(10.9)
Deferred	75.7	129.1	134.5	53.8	81.9
Deferred Investment Tax Credits	(1.2)	(4.9)	(1.4)	4.4	(1.5)
Income Tax Expense	$132.9	$75.1	$225.7	$65.9	$69.5

The following is a reconciliation for each Registrant of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported:

AEP	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$2,052.3	$1,638.0	$1,484.2
Discontinued Operations (Net of Income Tax of $6.2, $39 and $5.9 in 2015, 2014 and 2013, Respectively)	(283.7)	(47.5)	(10.3)
Income Tax Expense Before Discontinued Operations	919.6	902.6	677.7
Pretax Income	$2,688.2	$2,493.1	$2,151.6

Income Taxes on Pretax Income at Statutory Rate (35%)	$940.9	$872.6	$753.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	53.6	54.0	46.6
Investment Tax Credits, Net	(11.6)	(12.8)	(14.0)
State and Local Income Taxes, Net	24.4	54.3	29.1
Removal Costs	(28.8)	(23.9)	(20.9)
AFUDC	(51.6)	(41.8)	(30.5)
Valuation Allowance	17.2	(2.5)	5.1
U.K. Windfall Tax	—	—	(79.5)
Other	(24.5)	2.7	(11.3)
Income Tax Expense Before Discontinued Operations	$919.6	$902.6	$677.7

Effective Income Tax Rate	34.2%	36.2%	31.5%

APCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$340.6	$215.4	$193.2
Income Tax Expense	194.3	154.9	132.9
Pretax Income	$534.9	$370.3	$326.1

Income Taxes on Pretax Income at Statutory Rate (35%)	$187.2	$129.6	$114.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	19.8	23.5	20.3
Investment Tax Credits, Net	(0.3)	(0.6)	(1.2)
State and Local Income Taxes, Net	7.2	6.5	2.7
Removal Costs	(9.9)	(6.8)	(6.5)
AFUDC	(7.0)	(3.8)	(1.4)
Valuation Allowance	1.7	(2.5)	5.1
Other	(4.4)	9.0	(0.2)
Income Tax Expense	$194.3	$154.9	$132.9

Effective Income Tax Rate	36.3%	41.8%	40.8%

I&M	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$204.8	$155.6	$177.5
Income Tax Expense	96.1	79.6	75.1
Pretax Income	$300.9	$235.2	$252.6

Income Taxes on Pretax Income at Statutory Rate (35%)	$105.3	$82.3	$88.4
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	9.5	12.9	10.1
Investment Tax Credits, Net	(3.3)	(4.9)	(4.9)
State and Local Income Taxes, Net	5.8	7.7	(0.9)
Removal Costs	(12.6)	(11.3)	(9.4)
AFUDC	(6.2)	(10.0)	(10.6)
Other	(2.4)	2.9	2.4
Income Tax Expense	$96.1	$79.6	$75.1

Effective Income Tax Rate	31.9%	33.8%	29.7%

OPCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$232.7	$216.4	$410.0
Income Tax Expense	126.5	132.2	225.7
Pretax Income	$359.2	$348.6	$635.7

Income Taxes on Pretax Income at Statutory Rate (35%)	$125.7	$122.0	$222.5
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	8.2	6.7	6.8
Investment Tax Credits, Net	(0.1)	(0.2)	(1.4)
State and Local Income Taxes, Net	0.7	8.8	3.3
Other	(8.0)	(5.1)	(5.5)
Income Tax Expense	$126.5	$132.2	$225.7

Effective Income Tax Rate	35.2%	37.9%	35.5%

PSO	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$92.5	$86.9	$97.8
Income Tax Expense	51.3	50.6	65.9
Pretax Income	$143.8	$137.5	$163.7

Income Taxes on Pretax Income at Statutory Rate (35%)	$50.3	$48.1	$57.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	0.5	0.2	0.2
Investment Tax Credits, Net	(1.8)	(0.8)	(0.8)
State and Local Income Taxes, Net	5.1	4.8	5.4
AFUDC	(3.1)	(1.1)	(1.5)
Tax Adjustments	(0.3)	(1.2)	5.3
Other	0.6	0.6	—
Income Tax Expense	$51.3	$50.6	$65.9

Effective Income Tax Rate	35.7%	36.8%	40.3%

SWEPCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$196.0	$144.6	$153.8
Income Tax Expense	84.8	66.4	69.5
Pretax Income	$280.8	$211.0	$223.3

Income Taxes on Pretax Income at Statutory Rate (35%)	$98.3	$73.8	$78.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	3.1	2.9	3.1
Depletion	(5.5)	(4.1)	(3.5)
Investment Tax Credits, Net	(1.4)	(1.4)	(1.5)
State and Local Income Taxes, Net	4.8	3.1	(1.4)
AFUDC	(9.2)	(4.2)	(2.4)
Other	(5.3)	(3.7)	(2.9)
Income Tax Expense	$84.8	$66.4	$69.5

Effective Income Tax Rate	30.2%	31.5%	31.1%

Net Deferred Tax Liability

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant:

AEP	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$2,503.9	$2,650.7
Deferred Tax Liabilities	(14,237.1)	(13,503.1)
Net Deferred Tax Liabilities	$(11,733.2)	$(10,852.4)

Property Related Temporary Differences	$(8,533.3)	$(7,883.4)
Amounts Due from Customers for Future Federal Income Taxes	(263.5)	(255.2)
Deferred State Income Taxes	(872.0)	(796.9)
Securitized Assets	(633.2)	(753.2)
Regulatory Assets	(873.6)	(694.1)
Deferred Income Taxes on Other Comprehensive Loss	72.2	59.7
Accrued Nuclear Decommissioning	(614.6)	(611.0)
Net Operating Loss Carryforward	39.6	46.4
Tax Credit Carryforward	85.0	144.3
Valuation Allowance	(130.0)	(55.6)
All Other, Net	(9.8)	(53.4)
Net Deferred Tax Liabilities	$(11,733.2)	$(10,852.4)

APCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$412.9	$446.4
Deferred Tax Liabilities	(2,939.9)	(2,711.2)
Net Deferred Tax Liabilities	$(2,527.0)	$(2,264.8)

Property Related Temporary Differences	$(1,866.0)	$(1,801.9)
Amounts Due from Customers for Future Federal Income Taxes	(68.2)	(70.4)
Deferred State Income Taxes	(308.7)	(239.7)
Regulatory Assets	(169.1)	(113.7)
Securitized Assets	(114.8)	(122.6)
Deferred Income Taxes on Other Comprehensive Loss	1.5	(2.7)
Net Operating Loss Carryforward	1.0	9.8
Tax Credit Carryforward	19.2	46.2
All Other, Net	(21.9)	30.2
Net Deferred Tax Liabilities	$(2,527.0)	$(2,264.8)

I&M	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$837.4	$911.8
Deferred Tax Liabilities	(2,198.9)	(2,190.0)
Net Deferred Tax Liabilities	$(1,361.5)	$(1,278.2)

Property Related Temporary Differences	$(521.6)	$(418.7)
Amounts Due from Customers for Future Federal Income Taxes	(42.7)	(40.6)
Deferred State Income Taxes	(124.8)	(138.9)
Deferred Income Taxes on Other Comprehensive Loss	9.0	7.7
Accrued Nuclear Decommissioning	(614.6)	(611.0)
Regulatory Assets	(70.2)	(74.7)
All Other, Net	3.4	(2.0)
Net Deferred Tax Liabilities	$(1,361.5)	$(1,278.2)

OPCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$162.4	$171.8
Deferred Tax Liabilities	(1,545.6)	(1,528.1)
Net Deferred Tax Liabilities	$(1,383.2)	$(1,356.3)

Property Related Temporary Differences	$(1,022.8)	$(926.5)
Amounts Due from Customers for Future Federal Income Taxes	(44.6)	(47.6)
Deferred State Income Taxes	(34.4)	(34.2)
Regulatory Assets	(220.0)	(242.4)
Deferred Income Taxes on Other Comprehensive Loss	(2.3)	(3.0)
Deferred Fuel and Purchased Power	(117.4)	(145.5)
All Other, Net	58.3	42.9
Net Deferred Tax Liabilities	$(1,383.2)	$(1,356.3)

PSO	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$141.2	$110.7
Deferred Tax Liabilities	(1,113.0)	(1,016.7)
Net Deferred Tax Liabilities	$(971.8)	$(906.0)

Property Related Temporary Differences	$(861.9)	$(805.2)
Amounts Due from Customers for Future Federal Income Taxes	(2.2)	(0.7)
Deferred State Income Taxes	(117.0)	(109.3)
Regulatory Assets	(54.3)	(39.6)
Deferred Income Taxes on Other Comprehensive Loss	(2.3)	(2.7)
Deferred Federal Income Taxes on Deferred State Income Taxes	46.6	43.9
Net Operating Loss Carryforward	7.1	6.4
Tax Credit Carryforward	0.6	0.7
All Other, Net	11.6	0.5
Net Deferred Tax Liabilities	$(971.8)	$(906.0)

SWEPCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$194.7	$186.1
Deferred Tax Liabilities	(1,594.5)	(1,528.2)
Net Deferred Tax Liabilities	$(1,399.8)	$(1,342.1)

Property Related Temporary Differences	$(1,275.1)	$(1,235.1)
Amounts Due from Customers for Future Federal Income Taxes	(47.8)	(44.1)
Deferred State Income Taxes	(132.3)	(124.1)
Regulatory Assets	(26.1)	(19.4)
Deferred Income Taxes on Other Comprehensive Loss	5.0	4.0
Impairment Loss - Turk Plant	20.7	21.1
Net Operating Loss Carryforward	19.7	21.9
All Other, Net	36.1	33.6
Net Deferred Tax Liabilities	$(1,399.8)	$(1,342.1)

AEP System Tax Allocation Agreement

AEP and subsidiaries join in the filing of a consolidated federal income tax return.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense.  The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Valuation Allowance (Applies to AEP)

AEP assesses the available positive and negative evidence to estimate whether sufficient future taxable income of the appropriate tax character will be generated to realize the benefits of existing deferred tax assets. When the evaluation of the evidence indicates that AEP will not be able to realize the benefits of existing deferred tax assets, a valuation allowance is recorded to reduce existing deferred tax assets to the net realizable amount. Objective negative evidence evaluated includes whether AEP has a history of recognizing income of the character which can be offset by loss carryforwards. Other objective negative evidence evaluated is the impact recently enacted federal tax legislation will have on future taxable income and on AEP’s ability to benefit from the carryforward of charitable contribution deductions.

On the basis of this evaluation, AEP recorded a valuation allowance of $17 million in the fourth quarter of 2015 related to the expected expiration of charitable contribution carryforward deductions and realized capital losses. In the fourth quarter of 2015 AEP also reversed a valuation allowance originally recorded in the third quarter of 2015 of $156 million attributable to the unrealized capital loss associated with the excess tax basis of the stock over the book value of AEP’s investment in the operations of AEPRO. With the sale of AEPRO in the fourth quarter of 2015, AEP recorded a valuation allowance of $48 million attributable to realized capital losses from the sale.

A valuation allowance of $130 million and $56 million was recorded against AEP’s deferred tax asset balance as of December 31, 2015 and 2014, respectively. The valuation allowance reflects management’s assessment of the amount of its deferred tax assets that are more than likely not to be realized. The amount of the deferred tax assets realizable, however, could be adjusted if estimates of future taxable income are materially impacted during the carryforward period.

Federal and State Income Tax Audit Status

AEP and subsidiaries are no longer subject to U.S. federal examination for years before 2011.  The IRS examination of years 2011, 2012 and 2013 started in April 2014. Although the outcome of tax audits is uncertain, in management’s opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters.  In addition, the Registrants accrue interest on these uncertain tax positions.  Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

AEP and subsidiaries file income tax returns in various state, local and foreign jurisdictions.  These taxing authorities routinely examine their tax returns. AEP and subsidiaries are currently under examination in several state and local jurisdictions.  However, it is possible that previously filed tax returns have positions that may be challenged by these tax authorities.  Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. The Registrants are no longer subject to state, local or non-U.S. income tax examinations by tax authorities for years before 2009.

Net Income Tax Operating Loss Carryforward

In 2012 and 2011, AEP recognized federal net income tax operating losses of $366 million and $226 million, respectively, and in 2011, APCo and I&M recognized federal net income tax operating losses of $313 million and $123 million, respectively. The losses for AEP, APCo and I&M were driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences.  In 2012, SWEPCo recognized federal net income tax operating losses of $858 million which were driven primarily by bonus depreciation.  As of December 31, 2013, AEP had $156 million of unrealized federal net operating loss carryforward tax benefits.  Federal taxable income was sufficient enough in 2014 that these remaining federal net income tax operating loss tax benefits were realized in full. AEP recognized deferred state and local income tax benefits in 2012 and 2011. AEP, APCo, OPCo, PSO and SWEPCo also have state net income tax operating loss carryforwards as of December 31, 2015 as indicated in the table below:

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in millions)
AEP	Kentucky	$80.7	2035
AEP	Louisiana	376.3	2030
AEP	Oklahoma	378.1	2035
AEP	West Virginia	49.9	2033
APCo	West Virginia	24.8	2033
OPCo	West Virginia	25.2	2033
PSO	Oklahoma	181.8	2035
SWEPCo	Louisiana	375.7	2030
SWEPCo	Oklahoma	3.2	2035

As a result, APCo, OPCo, PSO and SWEPCo recognized deferred state and local income tax benefits in 2011, and/or 2012, and/or 2013, and/or 2014 and/or 2015.  At the end of 2013, APCo, I&M and SWEPCo had $12 million, $13 million and $167 million, respectively, of unrealized federal net operating loss carryforward.  Federal taxable income was sufficient enough in 2014 that these remaining federal net income tax operating loss tax benefits were realized in full.  Management anticipates future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the state carryforward expires for each state.

As of December 31, 2013, AEP had $121 million of uncertain tax positions netted against the federal net income tax operating loss carryforward tax benefits. Due to the utilization of the net operating loss carryforward in 2014, $69 million is presented as a non-current uncertain tax position. As of December 31, 2015 and 2014, AEP had $59 million and $52 million, respectively, of uncertain tax positions netted against deferred tax liabilities.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2012, 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits.  As of December 31, 2015, the Registrants have federal tax credit carryforwards and AEP and PSO have state tax credit carryforwards as indicated in the table below.  If these credits are not utilized, federal general business tax credits will expire in the years 2030 through 2035.

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in millions)
AEP	$85.0	$47.8	$23.4	$23.4
APCo	19.1	5.8	—	—
I&M	3.7	3.2	—	—
OPCo	19.3	1.0	—	—
PSO	0.6	0.6	23.4	23.4
SWEPCo	0.7	0.6	—	—

The Registrants anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused.  In November 2014, APCo received an order from the Virginia SCC for its 2014 Virginia Biennial Base Rate Case (see Note 4). As a result of the final determination pertaining to the ability to realize future tax benefits for certain state net income tax operating loss and credit carryforwards, management determined that APCo is subject to the Virginia Minimum Tax on electric suppliers and the Virginia State Income Tax is no longer applicable. As a result, management derecognized the related state income tax benefits, which had been subject to valuation allowances.

Uncertain Tax Positions

In May 2013, the U.S. Supreme Court decided that the U.K. Windfall Tax imposed upon U.K. electric companies privatized between 1984 and 1996 is a creditable tax for U.S. federal income tax purposes.  AEP filed protective claims asserting the creditability of the tax, dependent upon the outcome of the case.  As a result of the favorable U.S. Supreme Court decision, AEP recognized a tax benefit of $80 million, plus $43 million of pretax interest income in the second quarter of 2013.  The tax benefit and interest income resulted in an increase in net income of $108 million, but did not result in the receipt of cash as of December 31, 2015. Due to the timing of the IRS audit cycle, receipt of cash is not expected within the next 12 months.

The Registrants recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2015			2014
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in millions)
AEP	$2.7	$0.8	$—	$2.9	$1.2	$2.0
APCo	0.4	—	—	—	—	0.2
I&M	0.2	—	—	—	—	0.3
OPCo	1.0	—	—	0.1	—	0.2
PSO	0.1	—	—	0.1	—	0.1
SWEPCo	0.4	—	—	0.2	—	0.2

	Year Ended December 31, 2013
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in millions)
AEP	$1.5	$51.8	$—
APCo	—	1.1	—
I&M	—	0.6	—
OPCo	—	1.9	—
PSO	—	0.1	—
SWEPCo	0.2	—	—

The following table shows balances for amounts accrued for the receipt of interest:

December 31,
Company	2015	2014
(in millions)
AEP	$44.7	$44.0
APCo	—	—
I&M	—	—
OPCo	—	—
PSO	—	—
SWEPCo	—	—

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2015	2014
	(in millions)
AEP	$7.2	$5.9
APCo	—	—
I&M	0.6	0.5
OPCo	0.6	0.4
PSO	0.4	0.3
SWEPCo	1.4	1.0

The reconciliations of the beginning and ending amounts of unrecognized tax benefits are as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2015	$182.0	$—	$2.3	$6.9	$1.3	$7.5
Increase – Tax Positions Taken During a Prior Period	5.4	0.3	0.1	—	—	1.8
Decrease – Tax Positions Taken During a Prior Period	(0.4)	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Increase – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2015	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2014	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6
Increase – Tax Positions Taken During a Prior Period	18.2	—	1.4	6.4	—	1.6
Decrease – Tax Positions Taken During a Prior Period	(1.5)	—	—	—	—	(0.8)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Increase – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(0.6)	—	(0.7)	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(9.3)	(1.2)	(1.6)	(1.6)	(0.9)	(0.9)
Balance as of December 31, 2014	$182.0	$—	$2.3	$6.9	$1.3	$7.5

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2013	$267.2	$5.3	$15.1	$11.1	$2.3	$9.5
Increase – Tax Positions Taken During a Prior Period	—	—	—	—	—	—
Decrease – Tax Positions Taken During a Prior Period	(93.6)	(4.1)	(11.9)	(9.0)	(0.1)	(3.2)
Increase – Tax Positions Taken During the Current Year	1.8	—	—	—	—	1.3
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(0.2)	—	—	—	—	—
Balance as of December 31, 2013	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date.  The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant was as follows:

Company	2015	2014	2013
	(in millions)
AEP	$100.2	$97.2	$86.9
APCo	0.2	—	—
I&M	1.6	1.6	1.2
OPCo	4.5	4.5	0.7
PSO	0.9	0.9	0.8
SWEPCo	6.0	4.9	4.4

Federal Tax Legislation

The American Taxpayer Relief Act of 2012 (the 2012 Act) was enacted in January 2013.  Included in the 2012 Act was a one-year extension of the 50% bonus depreciation.  The 2012 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2011.  The enacted provisions did not materially impact the Registrants’ net income or financial condition but did have a favorable impact on cash flows in 2013.

The Tax Increase Prevention Act of 2014 (the 2014 Act) was enacted in December 2014. Included in the 2014 Act was a one-year extension of the 50% bonus depreciation. The 2014 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2013. The enacted provisions did not materially impact the Registrants’ net income or financial condition but did have a favorable impact on cash flows in 2015.

The Protecting Americans from Tax Hikes Act of 2015 (PATH) included an extension of the 50% bonus depreciation for three years through 2017, phasing down to 40% in 2018 and 30% in 2019. PATH also provided for the extension of research and development, employment and several energy tax credits for 2015. PATH also includes provisions to extend the wind energy production tax credit through 2016 with a three-year phase-out (2017-2019), and to extend the 30% temporary solar investment tax credit for three years through 2019 and with a two-year phase-out (2020-2021). PATH also provided for a permanent extension of the Research and Development tax credit. The enacted provisions did not materially impact the Registrants’ net income or financial condition but will have a favorable impact on future cash flows.

Federal Tax Regulations

In 2013, the U.S. Treasury Department issued final and re-proposed regulations regarding the deduction and capitalization of expenditures related to tangible property, effective for the tax years beginning in 2014.  In addition, the IRS issued Revenue Procedures under the Industry Issue Resolutions program that provides specific guidance for the implementation of the regulations for the electric utility industry.  These final regulations did not materially impact the Registrants’ net income, cash flows or financial condition.

State Tax Legislation

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rate from 8.5% to 6.5%.  The 8.5% Indiana corporate income tax rate will be reduced 0.5% each year beginning after June 30, 2012, with the final reduction occurring in years beginning after June 30, 2015.

During the third quarter of 2013, it was determined that the state of West Virginia had achieved certain minimum levels of shortfall reserve funds.  As a result, the West Virginia corporate income tax rate was reduced from 7% to 6.5% in 2014.

House Bill 32 was passed by the state of Texas in June 2015, permanently reducing the Texas income/franchise tax rate from 0.95% to 0.75% effective January 1, 2016, applicable to reports originally due on or after the effective date. The Texas income/franchise tax rate had been scheduled to return to 1% in 2016.

The enacted provisions did not materially impact net income, cash flows or financial condition.

Indiana Michigan Power Co [Member]
Income Taxes
INCOME TAXES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Income Tax Expense

The details of the Registrants’ income taxes before discontinued operations as reported are as follows:

AEP	Years Ended December 31,
	2015	2014	2013
	(in millions)
Federal:
Current	$107.3	$22.8	$(53.4)
Deferred	774.8	800.1	678.6
Total Federal	882.1	822.9	625.2

State and Local:
Current	14.5	22.8	28.7
Deferred	23.0	56.9	23.8
Total State and Local	37.5	79.7	52.5

Income Tax Expense Before Discontinued Operations	$919.6	$902.6	$677.7

Year Ended December 31, 2015	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$(32.9)	$5.2	$89.0	$(6.4)	$44.3
Deferred	227.5	94.2	37.6	58.3	41.9
Deferred Investment Tax Credits	(0.3)	(3.3)	(0.1)	(0.6)	(1.4)
Income Tax Expense	$194.3	$96.1	$126.5	$51.3	$84.8

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$10.9	$14.3	$58.1	$(24.2)	$(171.6)
Deferred	144.7	70.2	74.4	74.7	239.4
Deferred Investment Tax Credits	(0.7)	(4.9)	(0.3)	0.1	(1.4)
Income Tax Expense	$154.9	$79.6	$132.2	$50.6	$66.4

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$58.4	$(49.1)	$92.6	$7.7	$(10.9)
Deferred	75.7	129.1	134.5	53.8	81.9
Deferred Investment Tax Credits	(1.2)	(4.9)	(1.4)	4.4	(1.5)
Income Tax Expense	$132.9	$75.1	$225.7	$65.9	$69.5

The following is a reconciliation for each Registrant of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported:

AEP	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$2,052.3	$1,638.0	$1,484.2
Discontinued Operations (Net of Income Tax of $6.2, $39 and $5.9 in 2015, 2014 and 2013, Respectively)	(283.7)	(47.5)	(10.3)
Income Tax Expense Before Discontinued Operations	919.6	902.6	677.7
Pretax Income	$2,688.2	$2,493.1	$2,151.6

Income Taxes on Pretax Income at Statutory Rate (35%)	$940.9	$872.6	$753.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	53.6	54.0	46.6
Investment Tax Credits, Net	(11.6)	(12.8)	(14.0)
State and Local Income Taxes, Net	24.4	54.3	29.1
Removal Costs	(28.8)	(23.9)	(20.9)
AFUDC	(51.6)	(41.8)	(30.5)
Valuation Allowance	17.2	(2.5)	5.1
U.K. Windfall Tax	—	—	(79.5)
Other	(24.5)	2.7	(11.3)
Income Tax Expense Before Discontinued Operations	$919.6	$902.6	$677.7

Effective Income Tax Rate	34.2%	36.2%	31.5%

APCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$340.6	$215.4	$193.2
Income Tax Expense	194.3	154.9	132.9
Pretax Income	$534.9	$370.3	$326.1

Income Taxes on Pretax Income at Statutory Rate (35%)	$187.2	$129.6	$114.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	19.8	23.5	20.3
Investment Tax Credits, Net	(0.3)	(0.6)	(1.2)
State and Local Income Taxes, Net	7.2	6.5	2.7
Removal Costs	(9.9)	(6.8)	(6.5)
AFUDC	(7.0)	(3.8)	(1.4)
Valuation Allowance	1.7	(2.5)	5.1
Other	(4.4)	9.0	(0.2)
Income Tax Expense	$194.3	$154.9	$132.9

Effective Income Tax Rate	36.3%	41.8%	40.8%

I&M	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$204.8	$155.6	$177.5
Income Tax Expense	96.1	79.6	75.1
Pretax Income	$300.9	$235.2	$252.6

Income Taxes on Pretax Income at Statutory Rate (35%)	$105.3	$82.3	$88.4
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	9.5	12.9	10.1
Investment Tax Credits, Net	(3.3)	(4.9)	(4.9)
State and Local Income Taxes, Net	5.8	7.7	(0.9)
Removal Costs	(12.6)	(11.3)	(9.4)
AFUDC	(6.2)	(10.0)	(10.6)
Other	(2.4)	2.9	2.4
Income Tax Expense	$96.1	$79.6	$75.1

Effective Income Tax Rate	31.9%	33.8%	29.7%

OPCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$232.7	$216.4	$410.0
Income Tax Expense	126.5	132.2	225.7
Pretax Income	$359.2	$348.6	$635.7

Income Taxes on Pretax Income at Statutory Rate (35%)	$125.7	$122.0	$222.5
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	8.2	6.7	6.8
Investment Tax Credits, Net	(0.1)	(0.2)	(1.4)
State and Local Income Taxes, Net	0.7	8.8	3.3
Other	(8.0)	(5.1)	(5.5)
Income Tax Expense	$126.5	$132.2	$225.7

Effective Income Tax Rate	35.2%	37.9%	35.5%

PSO	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$92.5	$86.9	$97.8
Income Tax Expense	51.3	50.6	65.9
Pretax Income	$143.8	$137.5	$163.7

Income Taxes on Pretax Income at Statutory Rate (35%)	$50.3	$48.1	$57.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	0.5	0.2	0.2
Investment Tax Credits, Net	(1.8)	(0.8)	(0.8)
State and Local Income Taxes, Net	5.1	4.8	5.4
AFUDC	(3.1)	(1.1)	(1.5)
Tax Adjustments	(0.3)	(1.2)	5.3
Other	0.6	0.6	—
Income Tax Expense	$51.3	$50.6	$65.9

Effective Income Tax Rate	35.7%	36.8%	40.3%

SWEPCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$196.0	$144.6	$153.8
Income Tax Expense	84.8	66.4	69.5
Pretax Income	$280.8	$211.0	$223.3

Income Taxes on Pretax Income at Statutory Rate (35%)	$98.3	$73.8	$78.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	3.1	2.9	3.1
Depletion	(5.5)	(4.1)	(3.5)
Investment Tax Credits, Net	(1.4)	(1.4)	(1.5)
State and Local Income Taxes, Net	4.8	3.1	(1.4)
AFUDC	(9.2)	(4.2)	(2.4)
Other	(5.3)	(3.7)	(2.9)
Income Tax Expense	$84.8	$66.4	$69.5

Effective Income Tax Rate	30.2%	31.5%	31.1%

Net Deferred Tax Liability

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant:

AEP	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$2,503.9	$2,650.7
Deferred Tax Liabilities	(14,237.1)	(13,503.1)
Net Deferred Tax Liabilities	$(11,733.2)	$(10,852.4)

Property Related Temporary Differences	$(8,533.3)	$(7,883.4)
Amounts Due from Customers for Future Federal Income Taxes	(263.5)	(255.2)
Deferred State Income Taxes	(872.0)	(796.9)
Securitized Assets	(633.2)	(753.2)
Regulatory Assets	(873.6)	(694.1)
Deferred Income Taxes on Other Comprehensive Loss	72.2	59.7
Accrued Nuclear Decommissioning	(614.6)	(611.0)
Net Operating Loss Carryforward	39.6	46.4
Tax Credit Carryforward	85.0	144.3
Valuation Allowance	(130.0)	(55.6)
All Other, Net	(9.8)	(53.4)
Net Deferred Tax Liabilities	$(11,733.2)	$(10,852.4)

APCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$412.9	$446.4
Deferred Tax Liabilities	(2,939.9)	(2,711.2)
Net Deferred Tax Liabilities	$(2,527.0)	$(2,264.8)

Property Related Temporary Differences	$(1,866.0)	$(1,801.9)
Amounts Due from Customers for Future Federal Income Taxes	(68.2)	(70.4)
Deferred State Income Taxes	(308.7)	(239.7)
Regulatory Assets	(169.1)	(113.7)
Securitized Assets	(114.8)	(122.6)
Deferred Income Taxes on Other Comprehensive Loss	1.5	(2.7)
Net Operating Loss Carryforward	1.0	9.8
Tax Credit Carryforward	19.2	46.2
All Other, Net	(21.9)	30.2
Net Deferred Tax Liabilities	$(2,527.0)	$(2,264.8)

I&M	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$837.4	$911.8
Deferred Tax Liabilities	(2,198.9)	(2,190.0)
Net Deferred Tax Liabilities	$(1,361.5)	$(1,278.2)

Property Related Temporary Differences	$(521.6)	$(418.7)
Amounts Due from Customers for Future Federal Income Taxes	(42.7)	(40.6)
Deferred State Income Taxes	(124.8)	(138.9)
Deferred Income Taxes on Other Comprehensive Loss	9.0	7.7
Accrued Nuclear Decommissioning	(614.6)	(611.0)
Regulatory Assets	(70.2)	(74.7)
All Other, Net	3.4	(2.0)
Net Deferred Tax Liabilities	$(1,361.5)	$(1,278.2)

OPCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$162.4	$171.8
Deferred Tax Liabilities	(1,545.6)	(1,528.1)
Net Deferred Tax Liabilities	$(1,383.2)	$(1,356.3)

Property Related Temporary Differences	$(1,022.8)	$(926.5)
Amounts Due from Customers for Future Federal Income Taxes	(44.6)	(47.6)
Deferred State Income Taxes	(34.4)	(34.2)
Regulatory Assets	(220.0)	(242.4)
Deferred Income Taxes on Other Comprehensive Loss	(2.3)	(3.0)
Deferred Fuel and Purchased Power	(117.4)	(145.5)
All Other, Net	58.3	42.9
Net Deferred Tax Liabilities	$(1,383.2)	$(1,356.3)

PSO	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$141.2	$110.7
Deferred Tax Liabilities	(1,113.0)	(1,016.7)
Net Deferred Tax Liabilities	$(971.8)	$(906.0)

Property Related Temporary Differences	$(861.9)	$(805.2)
Amounts Due from Customers for Future Federal Income Taxes	(2.2)	(0.7)
Deferred State Income Taxes	(117.0)	(109.3)
Regulatory Assets	(54.3)	(39.6)
Deferred Income Taxes on Other Comprehensive Loss	(2.3)	(2.7)
Deferred Federal Income Taxes on Deferred State Income Taxes	46.6	43.9
Net Operating Loss Carryforward	7.1	6.4
Tax Credit Carryforward	0.6	0.7
All Other, Net	11.6	0.5
Net Deferred Tax Liabilities	$(971.8)	$(906.0)

SWEPCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$194.7	$186.1
Deferred Tax Liabilities	(1,594.5)	(1,528.2)
Net Deferred Tax Liabilities	$(1,399.8)	$(1,342.1)

Property Related Temporary Differences	$(1,275.1)	$(1,235.1)
Amounts Due from Customers for Future Federal Income Taxes	(47.8)	(44.1)
Deferred State Income Taxes	(132.3)	(124.1)
Regulatory Assets	(26.1)	(19.4)
Deferred Income Taxes on Other Comprehensive Loss	5.0	4.0
Impairment Loss - Turk Plant	20.7	21.1
Net Operating Loss Carryforward	19.7	21.9
All Other, Net	36.1	33.6
Net Deferred Tax Liabilities	$(1,399.8)	$(1,342.1)

AEP System Tax Allocation Agreement

AEP and subsidiaries join in the filing of a consolidated federal income tax return.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense.  The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Valuation Allowance (Applies to AEP)

AEP assesses the available positive and negative evidence to estimate whether sufficient future taxable income of the appropriate tax character will be generated to realize the benefits of existing deferred tax assets. When the evaluation of the evidence indicates that AEP will not be able to realize the benefits of existing deferred tax assets, a valuation allowance is recorded to reduce existing deferred tax assets to the net realizable amount. Objective negative evidence evaluated includes whether AEP has a history of recognizing income of the character which can be offset by loss carryforwards. Other objective negative evidence evaluated is the impact recently enacted federal tax legislation will have on future taxable income and on AEP’s ability to benefit from the carryforward of charitable contribution deductions.

On the basis of this evaluation, AEP recorded a valuation allowance of $17 million in the fourth quarter of 2015 related to the expected expiration of charitable contribution carryforward deductions and realized capital losses. In the fourth quarter of 2015 AEP also reversed a valuation allowance originally recorded in the third quarter of 2015 of $156 million attributable to the unrealized capital loss associated with the excess tax basis of the stock over the book value of AEP’s investment in the operations of AEPRO. With the sale of AEPRO in the fourth quarter of 2015, AEP recorded a valuation allowance of $48 million attributable to realized capital losses from the sale.

A valuation allowance of $130 million and $56 million was recorded against AEP’s deferred tax asset balance as of December 31, 2015 and 2014, respectively. The valuation allowance reflects management’s assessment of the amount of its deferred tax assets that are more than likely not to be realized. The amount of the deferred tax assets realizable, however, could be adjusted if estimates of future taxable income are materially impacted during the carryforward period.

Federal and State Income Tax Audit Status

AEP and subsidiaries are no longer subject to U.S. federal examination for years before 2011.  The IRS examination of years 2011, 2012 and 2013 started in April 2014. Although the outcome of tax audits is uncertain, in management’s opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters.  In addition, the Registrants accrue interest on these uncertain tax positions.  Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

AEP and subsidiaries file income tax returns in various state, local and foreign jurisdictions.  These taxing authorities routinely examine their tax returns. AEP and subsidiaries are currently under examination in several state and local jurisdictions.  However, it is possible that previously filed tax returns have positions that may be challenged by these tax authorities.  Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. The Registrants are no longer subject to state, local or non-U.S. income tax examinations by tax authorities for years before 2009.

Net Income Tax Operating Loss Carryforward

In 2012 and 2011, AEP recognized federal net income tax operating losses of $366 million and $226 million, respectively, and in 2011, APCo and I&M recognized federal net income tax operating losses of $313 million and $123 million, respectively. The losses for AEP, APCo and I&M were driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences.  In 2012, SWEPCo recognized federal net income tax operating losses of $858 million which were driven primarily by bonus depreciation.  As of December 31, 2013, AEP had $156 million of unrealized federal net operating loss carryforward tax benefits.  Federal taxable income was sufficient enough in 2014 that these remaining federal net income tax operating loss tax benefits were realized in full. AEP recognized deferred state and local income tax benefits in 2012 and 2011. AEP, APCo, OPCo, PSO and SWEPCo also have state net income tax operating loss carryforwards as of December 31, 2015 as indicated in the table below:

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in millions)
AEP	Kentucky	$80.7	2035
AEP	Louisiana	376.3	2030
AEP	Oklahoma	378.1	2035
AEP	West Virginia	49.9	2033
APCo	West Virginia	24.8	2033
OPCo	West Virginia	25.2	2033
PSO	Oklahoma	181.8	2035
SWEPCo	Louisiana	375.7	2030
SWEPCo	Oklahoma	3.2	2035

As a result, APCo, OPCo, PSO and SWEPCo recognized deferred state and local income tax benefits in 2011, and/or 2012, and/or 2013, and/or 2014 and/or 2015.  At the end of 2013, APCo, I&M and SWEPCo had $12 million, $13 million and $167 million, respectively, of unrealized federal net operating loss carryforward.  Federal taxable income was sufficient enough in 2014 that these remaining federal net income tax operating loss tax benefits were realized in full.  Management anticipates future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the state carryforward expires for each state.

As of December 31, 2013, AEP had $121 million of uncertain tax positions netted against the federal net income tax operating loss carryforward tax benefits. Due to the utilization of the net operating loss carryforward in 2014, $69 million is presented as a non-current uncertain tax position. As of December 31, 2015 and 2014, AEP had $59 million and $52 million, respectively, of uncertain tax positions netted against deferred tax liabilities.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2012, 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits.  As of December 31, 2015, the Registrants have federal tax credit carryforwards and AEP and PSO have state tax credit carryforwards as indicated in the table below.  If these credits are not utilized, federal general business tax credits will expire in the years 2030 through 2035.

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in millions)
AEP	$85.0	$47.8	$23.4	$23.4
APCo	19.1	5.8	—	—
I&M	3.7	3.2	—	—
OPCo	19.3	1.0	—	—
PSO	0.6	0.6	23.4	23.4
SWEPCo	0.7	0.6	—	—

The Registrants anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused.  In November 2014, APCo received an order from the Virginia SCC for its 2014 Virginia Biennial Base Rate Case (see Note 4). As a result of the final determination pertaining to the ability to realize future tax benefits for certain state net income tax operating loss and credit carryforwards, management determined that APCo is subject to the Virginia Minimum Tax on electric suppliers and the Virginia State Income Tax is no longer applicable. As a result, management derecognized the related state income tax benefits, which had been subject to valuation allowances.

Uncertain Tax Positions

In May 2013, the U.S. Supreme Court decided that the U.K. Windfall Tax imposed upon U.K. electric companies privatized between 1984 and 1996 is a creditable tax for U.S. federal income tax purposes.  AEP filed protective claims asserting the creditability of the tax, dependent upon the outcome of the case.  As a result of the favorable U.S. Supreme Court decision, AEP recognized a tax benefit of $80 million, plus $43 million of pretax interest income in the second quarter of 2013.  The tax benefit and interest income resulted in an increase in net income of $108 million, but did not result in the receipt of cash as of December 31, 2015. Due to the timing of the IRS audit cycle, receipt of cash is not expected within the next 12 months.

The Registrants recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2015			2014
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in millions)
AEP	$2.7	$0.8	$—	$2.9	$1.2	$2.0
APCo	0.4	—	—	—	—	0.2
I&M	0.2	—	—	—	—	0.3
OPCo	1.0	—	—	0.1	—	0.2
PSO	0.1	—	—	0.1	—	0.1
SWEPCo	0.4	—	—	0.2	—	0.2

	Year Ended December 31, 2013
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in millions)
AEP	$1.5	$51.8	$—
APCo	—	1.1	—
I&M	—	0.6	—
OPCo	—	1.9	—
PSO	—	0.1	—
SWEPCo	0.2	—	—

The following table shows balances for amounts accrued for the receipt of interest:

December 31,
Company	2015	2014
(in millions)
AEP	$44.7	$44.0
APCo	—	—
I&M	—	—
OPCo	—	—
PSO	—	—
SWEPCo	—	—

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2015	2014
	(in millions)
AEP	$7.2	$5.9
APCo	—	—
I&M	0.6	0.5
OPCo	0.6	0.4
PSO	0.4	0.3
SWEPCo	1.4	1.0

The reconciliations of the beginning and ending amounts of unrecognized tax benefits are as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2015	$182.0	$—	$2.3	$6.9	$1.3	$7.5
Increase – Tax Positions Taken During a Prior Period	5.4	0.3	0.1	—	—	1.8
Decrease – Tax Positions Taken During a Prior Period	(0.4)	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Increase – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2015	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2014	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6
Increase – Tax Positions Taken During a Prior Period	18.2	—	1.4	6.4	—	1.6
Decrease – Tax Positions Taken During a Prior Period	(1.5)	—	—	—	—	(0.8)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Increase – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(0.6)	—	(0.7)	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(9.3)	(1.2)	(1.6)	(1.6)	(0.9)	(0.9)
Balance as of December 31, 2014	$182.0	$—	$2.3	$6.9	$1.3	$7.5

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2013	$267.2	$5.3	$15.1	$11.1	$2.3	$9.5
Increase – Tax Positions Taken During a Prior Period	—	—	—	—	—	—
Decrease – Tax Positions Taken During a Prior Period	(93.6)	(4.1)	(11.9)	(9.0)	(0.1)	(3.2)
Increase – Tax Positions Taken During the Current Year	1.8	—	—	—	—	1.3
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(0.2)	—	—	—	—	—
Balance as of December 31, 2013	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date.  The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant was as follows:

Company	2015	2014	2013
	(in millions)
AEP	$100.2	$97.2	$86.9
APCo	0.2	—	—
I&M	1.6	1.6	1.2
OPCo	4.5	4.5	0.7
PSO	0.9	0.9	0.8
SWEPCo	6.0	4.9	4.4

Federal Tax Legislation

The American Taxpayer Relief Act of 2012 (the 2012 Act) was enacted in January 2013.  Included in the 2012 Act was a one-year extension of the 50% bonus depreciation.  The 2012 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2011.  The enacted provisions did not materially impact the Registrants’ net income or financial condition but did have a favorable impact on cash flows in 2013.

The Tax Increase Prevention Act of 2014 (the 2014 Act) was enacted in December 2014. Included in the 2014 Act was a one-year extension of the 50% bonus depreciation. The 2014 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2013. The enacted provisions did not materially impact the Registrants’ net income or financial condition but did have a favorable impact on cash flows in 2015.

The Protecting Americans from Tax Hikes Act of 2015 (PATH) included an extension of the 50% bonus depreciation for three years through 2017, phasing down to 40% in 2018 and 30% in 2019. PATH also provided for the extension of research and development, employment and several energy tax credits for 2015. PATH also includes provisions to extend the wind energy production tax credit through 2016 with a three-year phase-out (2017-2019), and to extend the 30% temporary solar investment tax credit for three years through 2019 and with a two-year phase-out (2020-2021). PATH also provided for a permanent extension of the Research and Development tax credit. The enacted provisions did not materially impact the Registrants’ net income or financial condition but will have a favorable impact on future cash flows.

Federal Tax Regulations

In 2013, the U.S. Treasury Department issued final and re-proposed regulations regarding the deduction and capitalization of expenditures related to tangible property, effective for the tax years beginning in 2014.  In addition, the IRS issued Revenue Procedures under the Industry Issue Resolutions program that provides specific guidance for the implementation of the regulations for the electric utility industry.  These final regulations did not materially impact the Registrants’ net income, cash flows or financial condition.

State Tax Legislation

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rate from 8.5% to 6.5%.  The 8.5% Indiana corporate income tax rate will be reduced 0.5% each year beginning after June 30, 2012, with the final reduction occurring in years beginning after June 30, 2015.

During the third quarter of 2013, it was determined that the state of West Virginia had achieved certain minimum levels of shortfall reserve funds.  As a result, the West Virginia corporate income tax rate was reduced from 7% to 6.5% in 2014.

House Bill 32 was passed by the state of Texas in June 2015, permanently reducing the Texas income/franchise tax rate from 0.95% to 0.75% effective January 1, 2016, applicable to reports originally due on or after the effective date. The Texas income/franchise tax rate had been scheduled to return to 1% in 2016.

The enacted provisions did not materially impact net income, cash flows or financial condition.

Ohio Power Co [Member]
Income Taxes
INCOME TAXES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Income Tax Expense

The details of the Registrants’ income taxes before discontinued operations as reported are as follows:

AEP	Years Ended December 31,
	2015	2014	2013
	(in millions)
Federal:
Current	$107.3	$22.8	$(53.4)
Deferred	774.8	800.1	678.6
Total Federal	882.1	822.9	625.2

State and Local:
Current	14.5	22.8	28.7
Deferred	23.0	56.9	23.8
Total State and Local	37.5	79.7	52.5

Income Tax Expense Before Discontinued Operations	$919.6	$902.6	$677.7

Year Ended December 31, 2015	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$(32.9)	$5.2	$89.0	$(6.4)	$44.3
Deferred	227.5	94.2	37.6	58.3	41.9
Deferred Investment Tax Credits	(0.3)	(3.3)	(0.1)	(0.6)	(1.4)
Income Tax Expense	$194.3	$96.1	$126.5	$51.3	$84.8

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$10.9	$14.3	$58.1	$(24.2)	$(171.6)
Deferred	144.7	70.2	74.4	74.7	239.4
Deferred Investment Tax Credits	(0.7)	(4.9)	(0.3)	0.1	(1.4)
Income Tax Expense	$154.9	$79.6	$132.2	$50.6	$66.4

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$58.4	$(49.1)	$92.6	$7.7	$(10.9)
Deferred	75.7	129.1	134.5	53.8	81.9
Deferred Investment Tax Credits	(1.2)	(4.9)	(1.4)	4.4	(1.5)
Income Tax Expense	$132.9	$75.1	$225.7	$65.9	$69.5

The following is a reconciliation for each Registrant of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported:

AEP	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$2,052.3	$1,638.0	$1,484.2
Discontinued Operations (Net of Income Tax of $6.2, $39 and $5.9 in 2015, 2014 and 2013, Respectively)	(283.7)	(47.5)	(10.3)
Income Tax Expense Before Discontinued Operations	919.6	902.6	677.7
Pretax Income	$2,688.2	$2,493.1	$2,151.6

Income Taxes on Pretax Income at Statutory Rate (35%)	$940.9	$872.6	$753.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	53.6	54.0	46.6
Investment Tax Credits, Net	(11.6)	(12.8)	(14.0)
State and Local Income Taxes, Net	24.4	54.3	29.1
Removal Costs	(28.8)	(23.9)	(20.9)
AFUDC	(51.6)	(41.8)	(30.5)
Valuation Allowance	17.2	(2.5)	5.1
U.K. Windfall Tax	—	—	(79.5)
Other	(24.5)	2.7	(11.3)
Income Tax Expense Before Discontinued Operations	$919.6	$902.6	$677.7

Effective Income Tax Rate	34.2%	36.2%	31.5%

APCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$340.6	$215.4	$193.2
Income Tax Expense	194.3	154.9	132.9
Pretax Income	$534.9	$370.3	$326.1

Income Taxes on Pretax Income at Statutory Rate (35%)	$187.2	$129.6	$114.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	19.8	23.5	20.3
Investment Tax Credits, Net	(0.3)	(0.6)	(1.2)
State and Local Income Taxes, Net	7.2	6.5	2.7
Removal Costs	(9.9)	(6.8)	(6.5)
AFUDC	(7.0)	(3.8)	(1.4)
Valuation Allowance	1.7	(2.5)	5.1
Other	(4.4)	9.0	(0.2)
Income Tax Expense	$194.3	$154.9	$132.9

Effective Income Tax Rate	36.3%	41.8%	40.8%

I&M	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$204.8	$155.6	$177.5
Income Tax Expense	96.1	79.6	75.1
Pretax Income	$300.9	$235.2	$252.6

Income Taxes on Pretax Income at Statutory Rate (35%)	$105.3	$82.3	$88.4
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	9.5	12.9	10.1
Investment Tax Credits, Net	(3.3)	(4.9)	(4.9)
State and Local Income Taxes, Net	5.8	7.7	(0.9)
Removal Costs	(12.6)	(11.3)	(9.4)
AFUDC	(6.2)	(10.0)	(10.6)
Other	(2.4)	2.9	2.4
Income Tax Expense	$96.1	$79.6	$75.1

Effective Income Tax Rate	31.9%	33.8%	29.7%

OPCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$232.7	$216.4	$410.0
Income Tax Expense	126.5	132.2	225.7
Pretax Income	$359.2	$348.6	$635.7

Income Taxes on Pretax Income at Statutory Rate (35%)	$125.7	$122.0	$222.5
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	8.2	6.7	6.8
Investment Tax Credits, Net	(0.1)	(0.2)	(1.4)
State and Local Income Taxes, Net	0.7	8.8	3.3
Other	(8.0)	(5.1)	(5.5)
Income Tax Expense	$126.5	$132.2	$225.7

Effective Income Tax Rate	35.2%	37.9%	35.5%

PSO	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$92.5	$86.9	$97.8
Income Tax Expense	51.3	50.6	65.9
Pretax Income	$143.8	$137.5	$163.7

Income Taxes on Pretax Income at Statutory Rate (35%)	$50.3	$48.1	$57.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	0.5	0.2	0.2
Investment Tax Credits, Net	(1.8)	(0.8)	(0.8)
State and Local Income Taxes, Net	5.1	4.8	5.4
AFUDC	(3.1)	(1.1)	(1.5)
Tax Adjustments	(0.3)	(1.2)	5.3
Other	0.6	0.6	—
Income Tax Expense	$51.3	$50.6	$65.9

Effective Income Tax Rate	35.7%	36.8%	40.3%

SWEPCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$196.0	$144.6	$153.8
Income Tax Expense	84.8	66.4	69.5
Pretax Income	$280.8	$211.0	$223.3

Income Taxes on Pretax Income at Statutory Rate (35%)	$98.3	$73.8	$78.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	3.1	2.9	3.1
Depletion	(5.5)	(4.1)	(3.5)
Investment Tax Credits, Net	(1.4)	(1.4)	(1.5)
State and Local Income Taxes, Net	4.8	3.1	(1.4)
AFUDC	(9.2)	(4.2)	(2.4)
Other	(5.3)	(3.7)	(2.9)
Income Tax Expense	$84.8	$66.4	$69.5

Effective Income Tax Rate	30.2%	31.5%	31.1%

Net Deferred Tax Liability

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant:

AEP	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$2,503.9	$2,650.7
Deferred Tax Liabilities	(14,237.1)	(13,503.1)
Net Deferred Tax Liabilities	$(11,733.2)	$(10,852.4)

Property Related Temporary Differences	$(8,533.3)	$(7,883.4)
Amounts Due from Customers for Future Federal Income Taxes	(263.5)	(255.2)
Deferred State Income Taxes	(872.0)	(796.9)
Securitized Assets	(633.2)	(753.2)
Regulatory Assets	(873.6)	(694.1)
Deferred Income Taxes on Other Comprehensive Loss	72.2	59.7
Accrued Nuclear Decommissioning	(614.6)	(611.0)
Net Operating Loss Carryforward	39.6	46.4
Tax Credit Carryforward	85.0	144.3
Valuation Allowance	(130.0)	(55.6)
All Other, Net	(9.8)	(53.4)
Net Deferred Tax Liabilities	$(11,733.2)	$(10,852.4)

APCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$412.9	$446.4
Deferred Tax Liabilities	(2,939.9)	(2,711.2)
Net Deferred Tax Liabilities	$(2,527.0)	$(2,264.8)

Property Related Temporary Differences	$(1,866.0)	$(1,801.9)
Amounts Due from Customers for Future Federal Income Taxes	(68.2)	(70.4)
Deferred State Income Taxes	(308.7)	(239.7)
Regulatory Assets	(169.1)	(113.7)
Securitized Assets	(114.8)	(122.6)
Deferred Income Taxes on Other Comprehensive Loss	1.5	(2.7)
Net Operating Loss Carryforward	1.0	9.8
Tax Credit Carryforward	19.2	46.2
All Other, Net	(21.9)	30.2
Net Deferred Tax Liabilities	$(2,527.0)	$(2,264.8)

I&M	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$837.4	$911.8
Deferred Tax Liabilities	(2,198.9)	(2,190.0)
Net Deferred Tax Liabilities	$(1,361.5)	$(1,278.2)

Property Related Temporary Differences	$(521.6)	$(418.7)
Amounts Due from Customers for Future Federal Income Taxes	(42.7)	(40.6)
Deferred State Income Taxes	(124.8)	(138.9)
Deferred Income Taxes on Other Comprehensive Loss	9.0	7.7
Accrued Nuclear Decommissioning	(614.6)	(611.0)
Regulatory Assets	(70.2)	(74.7)
All Other, Net	3.4	(2.0)
Net Deferred Tax Liabilities	$(1,361.5)	$(1,278.2)

OPCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$162.4	$171.8
Deferred Tax Liabilities	(1,545.6)	(1,528.1)
Net Deferred Tax Liabilities	$(1,383.2)	$(1,356.3)

Property Related Temporary Differences	$(1,022.8)	$(926.5)
Amounts Due from Customers for Future Federal Income Taxes	(44.6)	(47.6)
Deferred State Income Taxes	(34.4)	(34.2)
Regulatory Assets	(220.0)	(242.4)
Deferred Income Taxes on Other Comprehensive Loss	(2.3)	(3.0)
Deferred Fuel and Purchased Power	(117.4)	(145.5)
All Other, Net	58.3	42.9
Net Deferred Tax Liabilities	$(1,383.2)	$(1,356.3)

PSO	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$141.2	$110.7
Deferred Tax Liabilities	(1,113.0)	(1,016.7)
Net Deferred Tax Liabilities	$(971.8)	$(906.0)

Property Related Temporary Differences	$(861.9)	$(805.2)
Amounts Due from Customers for Future Federal Income Taxes	(2.2)	(0.7)
Deferred State Income Taxes	(117.0)	(109.3)
Regulatory Assets	(54.3)	(39.6)
Deferred Income Taxes on Other Comprehensive Loss	(2.3)	(2.7)
Deferred Federal Income Taxes on Deferred State Income Taxes	46.6	43.9
Net Operating Loss Carryforward	7.1	6.4
Tax Credit Carryforward	0.6	0.7
All Other, Net	11.6	0.5
Net Deferred Tax Liabilities	$(971.8)	$(906.0)

SWEPCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$194.7	$186.1
Deferred Tax Liabilities	(1,594.5)	(1,528.2)
Net Deferred Tax Liabilities	$(1,399.8)	$(1,342.1)

Property Related Temporary Differences	$(1,275.1)	$(1,235.1)
Amounts Due from Customers for Future Federal Income Taxes	(47.8)	(44.1)
Deferred State Income Taxes	(132.3)	(124.1)
Regulatory Assets	(26.1)	(19.4)
Deferred Income Taxes on Other Comprehensive Loss	5.0	4.0
Impairment Loss - Turk Plant	20.7	21.1
Net Operating Loss Carryforward	19.7	21.9
All Other, Net	36.1	33.6
Net Deferred Tax Liabilities	$(1,399.8)	$(1,342.1)

AEP System Tax Allocation Agreement

AEP and subsidiaries join in the filing of a consolidated federal income tax return.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense.  The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Valuation Allowance (Applies to AEP)

AEP assesses the available positive and negative evidence to estimate whether sufficient future taxable income of the appropriate tax character will be generated to realize the benefits of existing deferred tax assets. When the evaluation of the evidence indicates that AEP will not be able to realize the benefits of existing deferred tax assets, a valuation allowance is recorded to reduce existing deferred tax assets to the net realizable amount. Objective negative evidence evaluated includes whether AEP has a history of recognizing income of the character which can be offset by loss carryforwards. Other objective negative evidence evaluated is the impact recently enacted federal tax legislation will have on future taxable income and on AEP’s ability to benefit from the carryforward of charitable contribution deductions.

On the basis of this evaluation, AEP recorded a valuation allowance of $17 million in the fourth quarter of 2015 related to the expected expiration of charitable contribution carryforward deductions and realized capital losses. In the fourth quarter of 2015 AEP also reversed a valuation allowance originally recorded in the third quarter of 2015 of $156 million attributable to the unrealized capital loss associated with the excess tax basis of the stock over the book value of AEP’s investment in the operations of AEPRO. With the sale of AEPRO in the fourth quarter of 2015, AEP recorded a valuation allowance of $48 million attributable to realized capital losses from the sale.

A valuation allowance of $130 million and $56 million was recorded against AEP’s deferred tax asset balance as of December 31, 2015 and 2014, respectively. The valuation allowance reflects management’s assessment of the amount of its deferred tax assets that are more than likely not to be realized. The amount of the deferred tax assets realizable, however, could be adjusted if estimates of future taxable income are materially impacted during the carryforward period.

Federal and State Income Tax Audit Status

AEP and subsidiaries are no longer subject to U.S. federal examination for years before 2011.  The IRS examination of years 2011, 2012 and 2013 started in April 2014. Although the outcome of tax audits is uncertain, in management’s opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters.  In addition, the Registrants accrue interest on these uncertain tax positions.  Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

AEP and subsidiaries file income tax returns in various state, local and foreign jurisdictions.  These taxing authorities routinely examine their tax returns. AEP and subsidiaries are currently under examination in several state and local jurisdictions.  However, it is possible that previously filed tax returns have positions that may be challenged by these tax authorities.  Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. The Registrants are no longer subject to state, local or non-U.S. income tax examinations by tax authorities for years before 2009.

Net Income Tax Operating Loss Carryforward

In 2012 and 2011, AEP recognized federal net income tax operating losses of $366 million and $226 million, respectively, and in 2011, APCo and I&M recognized federal net income tax operating losses of $313 million and $123 million, respectively. The losses for AEP, APCo and I&M were driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences.  In 2012, SWEPCo recognized federal net income tax operating losses of $858 million which were driven primarily by bonus depreciation.  As of December 31, 2013, AEP had $156 million of unrealized federal net operating loss carryforward tax benefits.  Federal taxable income was sufficient enough in 2014 that these remaining federal net income tax operating loss tax benefits were realized in full. AEP recognized deferred state and local income tax benefits in 2012 and 2011. AEP, APCo, OPCo, PSO and SWEPCo also have state net income tax operating loss carryforwards as of December 31, 2015 as indicated in the table below:

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in millions)
AEP	Kentucky	$80.7	2035
AEP	Louisiana	376.3	2030
AEP	Oklahoma	378.1	2035
AEP	West Virginia	49.9	2033
APCo	West Virginia	24.8	2033
OPCo	West Virginia	25.2	2033
PSO	Oklahoma	181.8	2035
SWEPCo	Louisiana	375.7	2030
SWEPCo	Oklahoma	3.2	2035

As a result, APCo, OPCo, PSO and SWEPCo recognized deferred state and local income tax benefits in 2011, and/or 2012, and/or 2013, and/or 2014 and/or 2015.  At the end of 2013, APCo, I&M and SWEPCo had $12 million, $13 million and $167 million, respectively, of unrealized federal net operating loss carryforward.  Federal taxable income was sufficient enough in 2014 that these remaining federal net income tax operating loss tax benefits were realized in full.  Management anticipates future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the state carryforward expires for each state.

As of December 31, 2013, AEP had $121 million of uncertain tax positions netted against the federal net income tax operating loss carryforward tax benefits. Due to the utilization of the net operating loss carryforward in 2014, $69 million is presented as a non-current uncertain tax position. As of December 31, 2015 and 2014, AEP had $59 million and $52 million, respectively, of uncertain tax positions netted against deferred tax liabilities.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2012, 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits.  As of December 31, 2015, the Registrants have federal tax credit carryforwards and AEP and PSO have state tax credit carryforwards as indicated in the table below.  If these credits are not utilized, federal general business tax credits will expire in the years 2030 through 2035.

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in millions)
AEP	$85.0	$47.8	$23.4	$23.4
APCo	19.1	5.8	—	—
I&M	3.7	3.2	—	—
OPCo	19.3	1.0	—	—
PSO	0.6	0.6	23.4	23.4
SWEPCo	0.7	0.6	—	—

The Registrants anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused.  In November 2014, APCo received an order from the Virginia SCC for its 2014 Virginia Biennial Base Rate Case (see Note 4). As a result of the final determination pertaining to the ability to realize future tax benefits for certain state net income tax operating loss and credit carryforwards, management determined that APCo is subject to the Virginia Minimum Tax on electric suppliers and the Virginia State Income Tax is no longer applicable. As a result, management derecognized the related state income tax benefits, which had been subject to valuation allowances.

Uncertain Tax Positions

In May 2013, the U.S. Supreme Court decided that the U.K. Windfall Tax imposed upon U.K. electric companies privatized between 1984 and 1996 is a creditable tax for U.S. federal income tax purposes.  AEP filed protective claims asserting the creditability of the tax, dependent upon the outcome of the case.  As a result of the favorable U.S. Supreme Court decision, AEP recognized a tax benefit of $80 million, plus $43 million of pretax interest income in the second quarter of 2013.  The tax benefit and interest income resulted in an increase in net income of $108 million, but did not result in the receipt of cash as of December 31, 2015. Due to the timing of the IRS audit cycle, receipt of cash is not expected within the next 12 months.

The Registrants recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2015			2014
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in millions)
AEP	$2.7	$0.8	$—	$2.9	$1.2	$2.0
APCo	0.4	—	—	—	—	0.2
I&M	0.2	—	—	—	—	0.3
OPCo	1.0	—	—	0.1	—	0.2
PSO	0.1	—	—	0.1	—	0.1
SWEPCo	0.4	—	—	0.2	—	0.2

	Year Ended December 31, 2013
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in millions)
AEP	$1.5	$51.8	$—
APCo	—	1.1	—
I&M	—	0.6	—
OPCo	—	1.9	—
PSO	—	0.1	—
SWEPCo	0.2	—	—

The following table shows balances for amounts accrued for the receipt of interest:

December 31,
Company	2015	2014
(in millions)
AEP	$44.7	$44.0
APCo	—	—
I&M	—	—
OPCo	—	—
PSO	—	—
SWEPCo	—	—

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2015	2014
	(in millions)
AEP	$7.2	$5.9
APCo	—	—
I&M	0.6	0.5
OPCo	0.6	0.4
PSO	0.4	0.3
SWEPCo	1.4	1.0

The reconciliations of the beginning and ending amounts of unrecognized tax benefits are as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2015	$182.0	$—	$2.3	$6.9	$1.3	$7.5
Increase – Tax Positions Taken During a Prior Period	5.4	0.3	0.1	—	—	1.8
Decrease – Tax Positions Taken During a Prior Period	(0.4)	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Increase – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2015	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2014	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6
Increase – Tax Positions Taken During a Prior Period	18.2	—	1.4	6.4	—	1.6
Decrease – Tax Positions Taken During a Prior Period	(1.5)	—	—	—	—	(0.8)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Increase – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(0.6)	—	(0.7)	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(9.3)	(1.2)	(1.6)	(1.6)	(0.9)	(0.9)
Balance as of December 31, 2014	$182.0	$—	$2.3	$6.9	$1.3	$7.5

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2013	$267.2	$5.3	$15.1	$11.1	$2.3	$9.5
Increase – Tax Positions Taken During a Prior Period	—	—	—	—	—	—
Decrease – Tax Positions Taken During a Prior Period	(93.6)	(4.1)	(11.9)	(9.0)	(0.1)	(3.2)
Increase – Tax Positions Taken During the Current Year	1.8	—	—	—	—	1.3
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(0.2)	—	—	—	—	—
Balance as of December 31, 2013	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date.  The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant was as follows:

Company	2015	2014	2013
	(in millions)
AEP	$100.2	$97.2	$86.9
APCo	0.2	—	—
I&M	1.6	1.6	1.2
OPCo	4.5	4.5	0.7
PSO	0.9	0.9	0.8
SWEPCo	6.0	4.9	4.4

Federal Tax Legislation

The American Taxpayer Relief Act of 2012 (the 2012 Act) was enacted in January 2013.  Included in the 2012 Act was a one-year extension of the 50% bonus depreciation.  The 2012 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2011.  The enacted provisions did not materially impact the Registrants’ net income or financial condition but did have a favorable impact on cash flows in 2013.

The Tax Increase Prevention Act of 2014 (the 2014 Act) was enacted in December 2014. Included in the 2014 Act was a one-year extension of the 50% bonus depreciation. The 2014 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2013. The enacted provisions did not materially impact the Registrants’ net income or financial condition but did have a favorable impact on cash flows in 2015.

The Protecting Americans from Tax Hikes Act of 2015 (PATH) included an extension of the 50% bonus depreciation for three years through 2017, phasing down to 40% in 2018 and 30% in 2019. PATH also provided for the extension of research and development, employment and several energy tax credits for 2015. PATH also includes provisions to extend the wind energy production tax credit through 2016 with a three-year phase-out (2017-2019), and to extend the 30% temporary solar investment tax credit for three years through 2019 and with a two-year phase-out (2020-2021). PATH also provided for a permanent extension of the Research and Development tax credit. The enacted provisions did not materially impact the Registrants’ net income or financial condition but will have a favorable impact on future cash flows.

Federal Tax Regulations

In 2013, the U.S. Treasury Department issued final and re-proposed regulations regarding the deduction and capitalization of expenditures related to tangible property, effective for the tax years beginning in 2014.  In addition, the IRS issued Revenue Procedures under the Industry Issue Resolutions program that provides specific guidance for the implementation of the regulations for the electric utility industry.  These final regulations did not materially impact the Registrants’ net income, cash flows or financial condition.

State Tax Legislation

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rate from 8.5% to 6.5%.  The 8.5% Indiana corporate income tax rate will be reduced 0.5% each year beginning after June 30, 2012, with the final reduction occurring in years beginning after June 30, 2015.

During the third quarter of 2013, it was determined that the state of West Virginia had achieved certain minimum levels of shortfall reserve funds.  As a result, the West Virginia corporate income tax rate was reduced from 7% to 6.5% in 2014.

House Bill 32 was passed by the state of Texas in June 2015, permanently reducing the Texas income/franchise tax rate from 0.95% to 0.75% effective January 1, 2016, applicable to reports originally due on or after the effective date. The Texas income/franchise tax rate had been scheduled to return to 1% in 2016.

The enacted provisions did not materially impact net income, cash flows or financial condition.

Public Service Co Of Oklahoma [Member]
Income Taxes
INCOME TAXES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Income Tax Expense

The details of the Registrants’ income taxes before discontinued operations as reported are as follows:

AEP	Years Ended December 31,
	2015	2014	2013
	(in millions)
Federal:
Current	$107.3	$22.8	$(53.4)
Deferred	774.8	800.1	678.6
Total Federal	882.1	822.9	625.2

State and Local:
Current	14.5	22.8	28.7
Deferred	23.0	56.9	23.8
Total State and Local	37.5	79.7	52.5

Income Tax Expense Before Discontinued Operations	$919.6	$902.6	$677.7

Year Ended December 31, 2015	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$(32.9)	$5.2	$89.0	$(6.4)	$44.3
Deferred	227.5	94.2	37.6	58.3	41.9
Deferred Investment Tax Credits	(0.3)	(3.3)	(0.1)	(0.6)	(1.4)
Income Tax Expense	$194.3	$96.1	$126.5	$51.3	$84.8

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$10.9	$14.3	$58.1	$(24.2)	$(171.6)
Deferred	144.7	70.2	74.4	74.7	239.4
Deferred Investment Tax Credits	(0.7)	(4.9)	(0.3)	0.1	(1.4)
Income Tax Expense	$154.9	$79.6	$132.2	$50.6	$66.4

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$58.4	$(49.1)	$92.6	$7.7	$(10.9)
Deferred	75.7	129.1	134.5	53.8	81.9
Deferred Investment Tax Credits	(1.2)	(4.9)	(1.4)	4.4	(1.5)
Income Tax Expense	$132.9	$75.1	$225.7	$65.9	$69.5

The following is a reconciliation for each Registrant of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported:

AEP	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$2,052.3	$1,638.0	$1,484.2
Discontinued Operations (Net of Income Tax of $6.2, $39 and $5.9 in 2015, 2014 and 2013, Respectively)	(283.7)	(47.5)	(10.3)
Income Tax Expense Before Discontinued Operations	919.6	902.6	677.7
Pretax Income	$2,688.2	$2,493.1	$2,151.6

Income Taxes on Pretax Income at Statutory Rate (35%)	$940.9	$872.6	$753.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	53.6	54.0	46.6
Investment Tax Credits, Net	(11.6)	(12.8)	(14.0)
State and Local Income Taxes, Net	24.4	54.3	29.1
Removal Costs	(28.8)	(23.9)	(20.9)
AFUDC	(51.6)	(41.8)	(30.5)
Valuation Allowance	17.2	(2.5)	5.1
U.K. Windfall Tax	—	—	(79.5)
Other	(24.5)	2.7	(11.3)
Income Tax Expense Before Discontinued Operations	$919.6	$902.6	$677.7

Effective Income Tax Rate	34.2%	36.2%	31.5%

APCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$340.6	$215.4	$193.2
Income Tax Expense	194.3	154.9	132.9
Pretax Income	$534.9	$370.3	$326.1

Income Taxes on Pretax Income at Statutory Rate (35%)	$187.2	$129.6	$114.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	19.8	23.5	20.3
Investment Tax Credits, Net	(0.3)	(0.6)	(1.2)
State and Local Income Taxes, Net	7.2	6.5	2.7
Removal Costs	(9.9)	(6.8)	(6.5)
AFUDC	(7.0)	(3.8)	(1.4)
Valuation Allowance	1.7	(2.5)	5.1
Other	(4.4)	9.0	(0.2)
Income Tax Expense	$194.3	$154.9	$132.9

Effective Income Tax Rate	36.3%	41.8%	40.8%

I&M	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$204.8	$155.6	$177.5
Income Tax Expense	96.1	79.6	75.1
Pretax Income	$300.9	$235.2	$252.6

Income Taxes on Pretax Income at Statutory Rate (35%)	$105.3	$82.3	$88.4
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	9.5	12.9	10.1
Investment Tax Credits, Net	(3.3)	(4.9)	(4.9)
State and Local Income Taxes, Net	5.8	7.7	(0.9)
Removal Costs	(12.6)	(11.3)	(9.4)
AFUDC	(6.2)	(10.0)	(10.6)
Other	(2.4)	2.9	2.4
Income Tax Expense	$96.1	$79.6	$75.1

Effective Income Tax Rate	31.9%	33.8%	29.7%

OPCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$232.7	$216.4	$410.0
Income Tax Expense	126.5	132.2	225.7
Pretax Income	$359.2	$348.6	$635.7

Income Taxes on Pretax Income at Statutory Rate (35%)	$125.7	$122.0	$222.5
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	8.2	6.7	6.8
Investment Tax Credits, Net	(0.1)	(0.2)	(1.4)
State and Local Income Taxes, Net	0.7	8.8	3.3
Other	(8.0)	(5.1)	(5.5)
Income Tax Expense	$126.5	$132.2	$225.7

Effective Income Tax Rate	35.2%	37.9%	35.5%

PSO	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$92.5	$86.9	$97.8
Income Tax Expense	51.3	50.6	65.9
Pretax Income	$143.8	$137.5	$163.7

Income Taxes on Pretax Income at Statutory Rate (35%)	$50.3	$48.1	$57.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	0.5	0.2	0.2
Investment Tax Credits, Net	(1.8)	(0.8)	(0.8)
State and Local Income Taxes, Net	5.1	4.8	5.4
AFUDC	(3.1)	(1.1)	(1.5)
Tax Adjustments	(0.3)	(1.2)	5.3
Other	0.6	0.6	—
Income Tax Expense	$51.3	$50.6	$65.9

Effective Income Tax Rate	35.7%	36.8%	40.3%

SWEPCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$196.0	$144.6	$153.8
Income Tax Expense	84.8	66.4	69.5
Pretax Income	$280.8	$211.0	$223.3

Income Taxes on Pretax Income at Statutory Rate (35%)	$98.3	$73.8	$78.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	3.1	2.9	3.1
Depletion	(5.5)	(4.1)	(3.5)
Investment Tax Credits, Net	(1.4)	(1.4)	(1.5)
State and Local Income Taxes, Net	4.8	3.1	(1.4)
AFUDC	(9.2)	(4.2)	(2.4)
Other	(5.3)	(3.7)	(2.9)
Income Tax Expense	$84.8	$66.4	$69.5

Effective Income Tax Rate	30.2%	31.5%	31.1%

Net Deferred Tax Liability

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant:

AEP	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$2,503.9	$2,650.7
Deferred Tax Liabilities	(14,237.1)	(13,503.1)
Net Deferred Tax Liabilities	$(11,733.2)	$(10,852.4)

Property Related Temporary Differences	$(8,533.3)	$(7,883.4)
Amounts Due from Customers for Future Federal Income Taxes	(263.5)	(255.2)
Deferred State Income Taxes	(872.0)	(796.9)
Securitized Assets	(633.2)	(753.2)
Regulatory Assets	(873.6)	(694.1)
Deferred Income Taxes on Other Comprehensive Loss	72.2	59.7
Accrued Nuclear Decommissioning	(614.6)	(611.0)
Net Operating Loss Carryforward	39.6	46.4
Tax Credit Carryforward	85.0	144.3
Valuation Allowance	(130.0)	(55.6)
All Other, Net	(9.8)	(53.4)
Net Deferred Tax Liabilities	$(11,733.2)	$(10,852.4)

APCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$412.9	$446.4
Deferred Tax Liabilities	(2,939.9)	(2,711.2)
Net Deferred Tax Liabilities	$(2,527.0)	$(2,264.8)

Property Related Temporary Differences	$(1,866.0)	$(1,801.9)
Amounts Due from Customers for Future Federal Income Taxes	(68.2)	(70.4)
Deferred State Income Taxes	(308.7)	(239.7)
Regulatory Assets	(169.1)	(113.7)
Securitized Assets	(114.8)	(122.6)
Deferred Income Taxes on Other Comprehensive Loss	1.5	(2.7)
Net Operating Loss Carryforward	1.0	9.8
Tax Credit Carryforward	19.2	46.2
All Other, Net	(21.9)	30.2
Net Deferred Tax Liabilities	$(2,527.0)	$(2,264.8)

I&M	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$837.4	$911.8
Deferred Tax Liabilities	(2,198.9)	(2,190.0)
Net Deferred Tax Liabilities	$(1,361.5)	$(1,278.2)

Property Related Temporary Differences	$(521.6)	$(418.7)
Amounts Due from Customers for Future Federal Income Taxes	(42.7)	(40.6)
Deferred State Income Taxes	(124.8)	(138.9)
Deferred Income Taxes on Other Comprehensive Loss	9.0	7.7
Accrued Nuclear Decommissioning	(614.6)	(611.0)
Regulatory Assets	(70.2)	(74.7)
All Other, Net	3.4	(2.0)
Net Deferred Tax Liabilities	$(1,361.5)	$(1,278.2)

OPCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$162.4	$171.8
Deferred Tax Liabilities	(1,545.6)	(1,528.1)
Net Deferred Tax Liabilities	$(1,383.2)	$(1,356.3)

Property Related Temporary Differences	$(1,022.8)	$(926.5)
Amounts Due from Customers for Future Federal Income Taxes	(44.6)	(47.6)
Deferred State Income Taxes	(34.4)	(34.2)
Regulatory Assets	(220.0)	(242.4)
Deferred Income Taxes on Other Comprehensive Loss	(2.3)	(3.0)
Deferred Fuel and Purchased Power	(117.4)	(145.5)
All Other, Net	58.3	42.9
Net Deferred Tax Liabilities	$(1,383.2)	$(1,356.3)

PSO	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$141.2	$110.7
Deferred Tax Liabilities	(1,113.0)	(1,016.7)
Net Deferred Tax Liabilities	$(971.8)	$(906.0)

Property Related Temporary Differences	$(861.9)	$(805.2)
Amounts Due from Customers for Future Federal Income Taxes	(2.2)	(0.7)
Deferred State Income Taxes	(117.0)	(109.3)
Regulatory Assets	(54.3)	(39.6)
Deferred Income Taxes on Other Comprehensive Loss	(2.3)	(2.7)
Deferred Federal Income Taxes on Deferred State Income Taxes	46.6	43.9
Net Operating Loss Carryforward	7.1	6.4
Tax Credit Carryforward	0.6	0.7
All Other, Net	11.6	0.5
Net Deferred Tax Liabilities	$(971.8)	$(906.0)

SWEPCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$194.7	$186.1
Deferred Tax Liabilities	(1,594.5)	(1,528.2)
Net Deferred Tax Liabilities	$(1,399.8)	$(1,342.1)

Property Related Temporary Differences	$(1,275.1)	$(1,235.1)
Amounts Due from Customers for Future Federal Income Taxes	(47.8)	(44.1)
Deferred State Income Taxes	(132.3)	(124.1)
Regulatory Assets	(26.1)	(19.4)
Deferred Income Taxes on Other Comprehensive Loss	5.0	4.0
Impairment Loss - Turk Plant	20.7	21.1
Net Operating Loss Carryforward	19.7	21.9
All Other, Net	36.1	33.6
Net Deferred Tax Liabilities	$(1,399.8)	$(1,342.1)

AEP System Tax Allocation Agreement

AEP and subsidiaries join in the filing of a consolidated federal income tax return.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense.  The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Valuation Allowance (Applies to AEP)

AEP assesses the available positive and negative evidence to estimate whether sufficient future taxable income of the appropriate tax character will be generated to realize the benefits of existing deferred tax assets. When the evaluation of the evidence indicates that AEP will not be able to realize the benefits of existing deferred tax assets, a valuation allowance is recorded to reduce existing deferred tax assets to the net realizable amount. Objective negative evidence evaluated includes whether AEP has a history of recognizing income of the character which can be offset by loss carryforwards. Other objective negative evidence evaluated is the impact recently enacted federal tax legislation will have on future taxable income and on AEP’s ability to benefit from the carryforward of charitable contribution deductions.

On the basis of this evaluation, AEP recorded a valuation allowance of $17 million in the fourth quarter of 2015 related to the expected expiration of charitable contribution carryforward deductions and realized capital losses. In the fourth quarter of 2015 AEP also reversed a valuation allowance originally recorded in the third quarter of 2015 of $156 million attributable to the unrealized capital loss associated with the excess tax basis of the stock over the book value of AEP’s investment in the operations of AEPRO. With the sale of AEPRO in the fourth quarter of 2015, AEP recorded a valuation allowance of $48 million attributable to realized capital losses from the sale.

A valuation allowance of $130 million and $56 million was recorded against AEP’s deferred tax asset balance as of December 31, 2015 and 2014, respectively. The valuation allowance reflects management’s assessment of the amount of its deferred tax assets that are more than likely not to be realized. The amount of the deferred tax assets realizable, however, could be adjusted if estimates of future taxable income are materially impacted during the carryforward period.

Federal and State Income Tax Audit Status

AEP and subsidiaries are no longer subject to U.S. federal examination for years before 2011.  The IRS examination of years 2011, 2012 and 2013 started in April 2014. Although the outcome of tax audits is uncertain, in management’s opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters.  In addition, the Registrants accrue interest on these uncertain tax positions.  Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

AEP and subsidiaries file income tax returns in various state, local and foreign jurisdictions.  These taxing authorities routinely examine their tax returns. AEP and subsidiaries are currently under examination in several state and local jurisdictions.  However, it is possible that previously filed tax returns have positions that may be challenged by these tax authorities.  Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. The Registrants are no longer subject to state, local or non-U.S. income tax examinations by tax authorities for years before 2009.

Net Income Tax Operating Loss Carryforward

In 2012 and 2011, AEP recognized federal net income tax operating losses of $366 million and $226 million, respectively, and in 2011, APCo and I&M recognized federal net income tax operating losses of $313 million and $123 million, respectively. The losses for AEP, APCo and I&M were driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences.  In 2012, SWEPCo recognized federal net income tax operating losses of $858 million which were driven primarily by bonus depreciation.  As of December 31, 2013, AEP had $156 million of unrealized federal net operating loss carryforward tax benefits.  Federal taxable income was sufficient enough in 2014 that these remaining federal net income tax operating loss tax benefits were realized in full. AEP recognized deferred state and local income tax benefits in 2012 and 2011. AEP, APCo, OPCo, PSO and SWEPCo also have state net income tax operating loss carryforwards as of December 31, 2015 as indicated in the table below:

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in millions)
AEP	Kentucky	$80.7	2035
AEP	Louisiana	376.3	2030
AEP	Oklahoma	378.1	2035
AEP	West Virginia	49.9	2033
APCo	West Virginia	24.8	2033
OPCo	West Virginia	25.2	2033
PSO	Oklahoma	181.8	2035
SWEPCo	Louisiana	375.7	2030
SWEPCo	Oklahoma	3.2	2035

As a result, APCo, OPCo, PSO and SWEPCo recognized deferred state and local income tax benefits in 2011, and/or 2012, and/or 2013, and/or 2014 and/or 2015.  At the end of 2013, APCo, I&M and SWEPCo had $12 million, $13 million and $167 million, respectively, of unrealized federal net operating loss carryforward.  Federal taxable income was sufficient enough in 2014 that these remaining federal net income tax operating loss tax benefits were realized in full.  Management anticipates future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the state carryforward expires for each state.

As of December 31, 2013, AEP had $121 million of uncertain tax positions netted against the federal net income tax operating loss carryforward tax benefits. Due to the utilization of the net operating loss carryforward in 2014, $69 million is presented as a non-current uncertain tax position. As of December 31, 2015 and 2014, AEP had $59 million and $52 million, respectively, of uncertain tax positions netted against deferred tax liabilities.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2012, 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits.  As of December 31, 2015, the Registrants have federal tax credit carryforwards and AEP and PSO have state tax credit carryforwards as indicated in the table below.  If these credits are not utilized, federal general business tax credits will expire in the years 2030 through 2035.

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in millions)
AEP	$85.0	$47.8	$23.4	$23.4
APCo	19.1	5.8	—	—
I&M	3.7	3.2	—	—
OPCo	19.3	1.0	—	—
PSO	0.6	0.6	23.4	23.4
SWEPCo	0.7	0.6	—	—

The Registrants anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused.  In November 2014, APCo received an order from the Virginia SCC for its 2014 Virginia Biennial Base Rate Case (see Note 4). As a result of the final determination pertaining to the ability to realize future tax benefits for certain state net income tax operating loss and credit carryforwards, management determined that APCo is subject to the Virginia Minimum Tax on electric suppliers and the Virginia State Income Tax is no longer applicable. As a result, management derecognized the related state income tax benefits, which had been subject to valuation allowances.

Uncertain Tax Positions

In May 2013, the U.S. Supreme Court decided that the U.K. Windfall Tax imposed upon U.K. electric companies privatized between 1984 and 1996 is a creditable tax for U.S. federal income tax purposes.  AEP filed protective claims asserting the creditability of the tax, dependent upon the outcome of the case.  As a result of the favorable U.S. Supreme Court decision, AEP recognized a tax benefit of $80 million, plus $43 million of pretax interest income in the second quarter of 2013.  The tax benefit and interest income resulted in an increase in net income of $108 million, but did not result in the receipt of cash as of December 31, 2015. Due to the timing of the IRS audit cycle, receipt of cash is not expected within the next 12 months.

The Registrants recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2015			2014
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in millions)
AEP	$2.7	$0.8	$—	$2.9	$1.2	$2.0
APCo	0.4	—	—	—	—	0.2
I&M	0.2	—	—	—	—	0.3
OPCo	1.0	—	—	0.1	—	0.2
PSO	0.1	—	—	0.1	—	0.1
SWEPCo	0.4	—	—	0.2	—	0.2

	Year Ended December 31, 2013
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in millions)
AEP	$1.5	$51.8	$—
APCo	—	1.1	—
I&M	—	0.6	—
OPCo	—	1.9	—
PSO	—	0.1	—
SWEPCo	0.2	—	—

The following table shows balances for amounts accrued for the receipt of interest:

December 31,
Company	2015	2014
(in millions)
AEP	$44.7	$44.0
APCo	—	—
I&M	—	—
OPCo	—	—
PSO	—	—
SWEPCo	—	—

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2015	2014
	(in millions)
AEP	$7.2	$5.9
APCo	—	—
I&M	0.6	0.5
OPCo	0.6	0.4
PSO	0.4	0.3
SWEPCo	1.4	1.0

The reconciliations of the beginning and ending amounts of unrecognized tax benefits are as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2015	$182.0	$—	$2.3	$6.9	$1.3	$7.5
Increase – Tax Positions Taken During a Prior Period	5.4	0.3	0.1	—	—	1.8
Decrease – Tax Positions Taken During a Prior Period	(0.4)	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Increase – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2015	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2014	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6
Increase – Tax Positions Taken During a Prior Period	18.2	—	1.4	6.4	—	1.6
Decrease – Tax Positions Taken During a Prior Period	(1.5)	—	—	—	—	(0.8)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Increase – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(0.6)	—	(0.7)	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(9.3)	(1.2)	(1.6)	(1.6)	(0.9)	(0.9)
Balance as of December 31, 2014	$182.0	$—	$2.3	$6.9	$1.3	$7.5

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2013	$267.2	$5.3	$15.1	$11.1	$2.3	$9.5
Increase – Tax Positions Taken During a Prior Period	—	—	—	—	—	—
Decrease – Tax Positions Taken During a Prior Period	(93.6)	(4.1)	(11.9)	(9.0)	(0.1)	(3.2)
Increase – Tax Positions Taken During the Current Year	1.8	—	—	—	—	1.3
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(0.2)	—	—	—	—	—
Balance as of December 31, 2013	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date.  The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant was as follows:

Company	2015	2014	2013
	(in millions)
AEP	$100.2	$97.2	$86.9
APCo	0.2	—	—
I&M	1.6	1.6	1.2
OPCo	4.5	4.5	0.7
PSO	0.9	0.9	0.8
SWEPCo	6.0	4.9	4.4

Federal Tax Legislation

The American Taxpayer Relief Act of 2012 (the 2012 Act) was enacted in January 2013.  Included in the 2012 Act was a one-year extension of the 50% bonus depreciation.  The 2012 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2011.  The enacted provisions did not materially impact the Registrants’ net income or financial condition but did have a favorable impact on cash flows in 2013.

The Tax Increase Prevention Act of 2014 (the 2014 Act) was enacted in December 2014. Included in the 2014 Act was a one-year extension of the 50% bonus depreciation. The 2014 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2013. The enacted provisions did not materially impact the Registrants’ net income or financial condition but did have a favorable impact on cash flows in 2015.

The Protecting Americans from Tax Hikes Act of 2015 (PATH) included an extension of the 50% bonus depreciation for three years through 2017, phasing down to 40% in 2018 and 30% in 2019. PATH also provided for the extension of research and development, employment and several energy tax credits for 2015. PATH also includes provisions to extend the wind energy production tax credit through 2016 with a three-year phase-out (2017-2019), and to extend the 30% temporary solar investment tax credit for three years through 2019 and with a two-year phase-out (2020-2021). PATH also provided for a permanent extension of the Research and Development tax credit. The enacted provisions did not materially impact the Registrants’ net income or financial condition but will have a favorable impact on future cash flows.

Federal Tax Regulations

In 2013, the U.S. Treasury Department issued final and re-proposed regulations regarding the deduction and capitalization of expenditures related to tangible property, effective for the tax years beginning in 2014.  In addition, the IRS issued Revenue Procedures under the Industry Issue Resolutions program that provides specific guidance for the implementation of the regulations for the electric utility industry.  These final regulations did not materially impact the Registrants’ net income, cash flows or financial condition.

State Tax Legislation

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rate from 8.5% to 6.5%.  The 8.5% Indiana corporate income tax rate will be reduced 0.5% each year beginning after June 30, 2012, with the final reduction occurring in years beginning after June 30, 2015.

During the third quarter of 2013, it was determined that the state of West Virginia had achieved certain minimum levels of shortfall reserve funds.  As a result, the West Virginia corporate income tax rate was reduced from 7% to 6.5% in 2014.

House Bill 32 was passed by the state of Texas in June 2015, permanently reducing the Texas income/franchise tax rate from 0.95% to 0.75% effective January 1, 2016, applicable to reports originally due on or after the effective date. The Texas income/franchise tax rate had been scheduled to return to 1% in 2016.

The enacted provisions did not materially impact net income, cash flows or financial condition.

Southwestern Electric Power Co [Member]
Income Taxes
INCOME TAXES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Income Tax Expense

The details of the Registrants’ income taxes before discontinued operations as reported are as follows:

AEP	Years Ended December 31,
	2015	2014	2013
	(in millions)
Federal:
Current	$107.3	$22.8	$(53.4)
Deferred	774.8	800.1	678.6
Total Federal	882.1	822.9	625.2

State and Local:
Current	14.5	22.8	28.7
Deferred	23.0	56.9	23.8
Total State and Local	37.5	79.7	52.5

Income Tax Expense Before Discontinued Operations	$919.6	$902.6	$677.7

Year Ended December 31, 2015	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$(32.9)	$5.2	$89.0	$(6.4)	$44.3
Deferred	227.5	94.2	37.6	58.3	41.9
Deferred Investment Tax Credits	(0.3)	(3.3)	(0.1)	(0.6)	(1.4)
Income Tax Expense	$194.3	$96.1	$126.5	$51.3	$84.8

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$10.9	$14.3	$58.1	$(24.2)	$(171.6)
Deferred	144.7	70.2	74.4	74.7	239.4
Deferred Investment Tax Credits	(0.7)	(4.9)	(0.3)	0.1	(1.4)
Income Tax Expense	$154.9	$79.6	$132.2	$50.6	$66.4

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$58.4	$(49.1)	$92.6	$7.7	$(10.9)
Deferred	75.7	129.1	134.5	53.8	81.9
Deferred Investment Tax Credits	(1.2)	(4.9)	(1.4)	4.4	(1.5)
Income Tax Expense	$132.9	$75.1	$225.7	$65.9	$69.5

The following is a reconciliation for each Registrant of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported:

AEP	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$2,052.3	$1,638.0	$1,484.2
Discontinued Operations (Net of Income Tax of $6.2, $39 and $5.9 in 2015, 2014 and 2013, Respectively)	(283.7)	(47.5)	(10.3)
Income Tax Expense Before Discontinued Operations	919.6	902.6	677.7
Pretax Income	$2,688.2	$2,493.1	$2,151.6

Income Taxes on Pretax Income at Statutory Rate (35%)	$940.9	$872.6	$753.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	53.6	54.0	46.6
Investment Tax Credits, Net	(11.6)	(12.8)	(14.0)
State and Local Income Taxes, Net	24.4	54.3	29.1
Removal Costs	(28.8)	(23.9)	(20.9)
AFUDC	(51.6)	(41.8)	(30.5)
Valuation Allowance	17.2	(2.5)	5.1
U.K. Windfall Tax	—	—	(79.5)
Other	(24.5)	2.7	(11.3)
Income Tax Expense Before Discontinued Operations	$919.6	$902.6	$677.7

Effective Income Tax Rate	34.2%	36.2%	31.5%

APCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$340.6	$215.4	$193.2
Income Tax Expense	194.3	154.9	132.9
Pretax Income	$534.9	$370.3	$326.1

Income Taxes on Pretax Income at Statutory Rate (35%)	$187.2	$129.6	$114.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	19.8	23.5	20.3
Investment Tax Credits, Net	(0.3)	(0.6)	(1.2)
State and Local Income Taxes, Net	7.2	6.5	2.7
Removal Costs	(9.9)	(6.8)	(6.5)
AFUDC	(7.0)	(3.8)	(1.4)
Valuation Allowance	1.7	(2.5)	5.1
Other	(4.4)	9.0	(0.2)
Income Tax Expense	$194.3	$154.9	$132.9

Effective Income Tax Rate	36.3%	41.8%	40.8%

I&M	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$204.8	$155.6	$177.5
Income Tax Expense	96.1	79.6	75.1
Pretax Income	$300.9	$235.2	$252.6

Income Taxes on Pretax Income at Statutory Rate (35%)	$105.3	$82.3	$88.4
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	9.5	12.9	10.1
Investment Tax Credits, Net	(3.3)	(4.9)	(4.9)
State and Local Income Taxes, Net	5.8	7.7	(0.9)
Removal Costs	(12.6)	(11.3)	(9.4)
AFUDC	(6.2)	(10.0)	(10.6)
Other	(2.4)	2.9	2.4
Income Tax Expense	$96.1	$79.6	$75.1

Effective Income Tax Rate	31.9%	33.8%	29.7%

OPCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$232.7	$216.4	$410.0
Income Tax Expense	126.5	132.2	225.7
Pretax Income	$359.2	$348.6	$635.7

Income Taxes on Pretax Income at Statutory Rate (35%)	$125.7	$122.0	$222.5
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	8.2	6.7	6.8
Investment Tax Credits, Net	(0.1)	(0.2)	(1.4)
State and Local Income Taxes, Net	0.7	8.8	3.3
Other	(8.0)	(5.1)	(5.5)
Income Tax Expense	$126.5	$132.2	$225.7

Effective Income Tax Rate	35.2%	37.9%	35.5%

PSO	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$92.5	$86.9	$97.8
Income Tax Expense	51.3	50.6	65.9
Pretax Income	$143.8	$137.5	$163.7

Income Taxes on Pretax Income at Statutory Rate (35%)	$50.3	$48.1	$57.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	0.5	0.2	0.2
Investment Tax Credits, Net	(1.8)	(0.8)	(0.8)
State and Local Income Taxes, Net	5.1	4.8	5.4
AFUDC	(3.1)	(1.1)	(1.5)
Tax Adjustments	(0.3)	(1.2)	5.3
Other	0.6	0.6	—
Income Tax Expense	$51.3	$50.6	$65.9

Effective Income Tax Rate	35.7%	36.8%	40.3%

SWEPCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$196.0	$144.6	$153.8
Income Tax Expense	84.8	66.4	69.5
Pretax Income	$280.8	$211.0	$223.3

Income Taxes on Pretax Income at Statutory Rate (35%)	$98.3	$73.8	$78.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	3.1	2.9	3.1
Depletion	(5.5)	(4.1)	(3.5)
Investment Tax Credits, Net	(1.4)	(1.4)	(1.5)
State and Local Income Taxes, Net	4.8	3.1	(1.4)
AFUDC	(9.2)	(4.2)	(2.4)
Other	(5.3)	(3.7)	(2.9)
Income Tax Expense	$84.8	$66.4	$69.5

Effective Income Tax Rate	30.2%	31.5%	31.1%

Net Deferred Tax Liability

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant:

AEP	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$2,503.9	$2,650.7
Deferred Tax Liabilities	(14,237.1)	(13,503.1)
Net Deferred Tax Liabilities	$(11,733.2)	$(10,852.4)

Property Related Temporary Differences	$(8,533.3)	$(7,883.4)
Amounts Due from Customers for Future Federal Income Taxes	(263.5)	(255.2)
Deferred State Income Taxes	(872.0)	(796.9)
Securitized Assets	(633.2)	(753.2)
Regulatory Assets	(873.6)	(694.1)
Deferred Income Taxes on Other Comprehensive Loss	72.2	59.7
Accrued Nuclear Decommissioning	(614.6)	(611.0)
Net Operating Loss Carryforward	39.6	46.4
Tax Credit Carryforward	85.0	144.3
Valuation Allowance	(130.0)	(55.6)
All Other, Net	(9.8)	(53.4)
Net Deferred Tax Liabilities	$(11,733.2)	$(10,852.4)

APCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$412.9	$446.4
Deferred Tax Liabilities	(2,939.9)	(2,711.2)
Net Deferred Tax Liabilities	$(2,527.0)	$(2,264.8)

Property Related Temporary Differences	$(1,866.0)	$(1,801.9)
Amounts Due from Customers for Future Federal Income Taxes	(68.2)	(70.4)
Deferred State Income Taxes	(308.7)	(239.7)
Regulatory Assets	(169.1)	(113.7)
Securitized Assets	(114.8)	(122.6)
Deferred Income Taxes on Other Comprehensive Loss	1.5	(2.7)
Net Operating Loss Carryforward	1.0	9.8
Tax Credit Carryforward	19.2	46.2
All Other, Net	(21.9)	30.2
Net Deferred Tax Liabilities	$(2,527.0)	$(2,264.8)

I&M	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$837.4	$911.8
Deferred Tax Liabilities	(2,198.9)	(2,190.0)
Net Deferred Tax Liabilities	$(1,361.5)	$(1,278.2)

Property Related Temporary Differences	$(521.6)	$(418.7)
Amounts Due from Customers for Future Federal Income Taxes	(42.7)	(40.6)
Deferred State Income Taxes	(124.8)	(138.9)
Deferred Income Taxes on Other Comprehensive Loss	9.0	7.7
Accrued Nuclear Decommissioning	(614.6)	(611.0)
Regulatory Assets	(70.2)	(74.7)
All Other, Net	3.4	(2.0)
Net Deferred Tax Liabilities	$(1,361.5)	$(1,278.2)

OPCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$162.4	$171.8
Deferred Tax Liabilities	(1,545.6)	(1,528.1)
Net Deferred Tax Liabilities	$(1,383.2)	$(1,356.3)

Property Related Temporary Differences	$(1,022.8)	$(926.5)
Amounts Due from Customers for Future Federal Income Taxes	(44.6)	(47.6)
Deferred State Income Taxes	(34.4)	(34.2)
Regulatory Assets	(220.0)	(242.4)
Deferred Income Taxes on Other Comprehensive Loss	(2.3)	(3.0)
Deferred Fuel and Purchased Power	(117.4)	(145.5)
All Other, Net	58.3	42.9
Net Deferred Tax Liabilities	$(1,383.2)	$(1,356.3)

PSO	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$141.2	$110.7
Deferred Tax Liabilities	(1,113.0)	(1,016.7)
Net Deferred Tax Liabilities	$(971.8)	$(906.0)

Property Related Temporary Differences	$(861.9)	$(805.2)
Amounts Due from Customers for Future Federal Income Taxes	(2.2)	(0.7)
Deferred State Income Taxes	(117.0)	(109.3)
Regulatory Assets	(54.3)	(39.6)
Deferred Income Taxes on Other Comprehensive Loss	(2.3)	(2.7)
Deferred Federal Income Taxes on Deferred State Income Taxes	46.6	43.9
Net Operating Loss Carryforward	7.1	6.4
Tax Credit Carryforward	0.6	0.7
All Other, Net	11.6	0.5
Net Deferred Tax Liabilities	$(971.8)	$(906.0)

SWEPCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$194.7	$186.1
Deferred Tax Liabilities	(1,594.5)	(1,528.2)
Net Deferred Tax Liabilities	$(1,399.8)	$(1,342.1)

Property Related Temporary Differences	$(1,275.1)	$(1,235.1)
Amounts Due from Customers for Future Federal Income Taxes	(47.8)	(44.1)
Deferred State Income Taxes	(132.3)	(124.1)
Regulatory Assets	(26.1)	(19.4)
Deferred Income Taxes on Other Comprehensive Loss	5.0	4.0
Impairment Loss - Turk Plant	20.7	21.1
Net Operating Loss Carryforward	19.7	21.9
All Other, Net	36.1	33.6
Net Deferred Tax Liabilities	$(1,399.8)	$(1,342.1)

AEP System Tax Allocation Agreement

AEP and subsidiaries join in the filing of a consolidated federal income tax return.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense.  The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Valuation Allowance (Applies to AEP)

AEP assesses the available positive and negative evidence to estimate whether sufficient future taxable income of the appropriate tax character will be generated to realize the benefits of existing deferred tax assets. When the evaluation of the evidence indicates that AEP will not be able to realize the benefits of existing deferred tax assets, a valuation allowance is recorded to reduce existing deferred tax assets to the net realizable amount. Objective negative evidence evaluated includes whether AEP has a history of recognizing income of the character which can be offset by loss carryforwards. Other objective negative evidence evaluated is the impact recently enacted federal tax legislation will have on future taxable income and on AEP’s ability to benefit from the carryforward of charitable contribution deductions.

On the basis of this evaluation, AEP recorded a valuation allowance of $17 million in the fourth quarter of 2015 related to the expected expiration of charitable contribution carryforward deductions and realized capital losses. In the fourth quarter of 2015 AEP also reversed a valuation allowance originally recorded in the third quarter of 2015 of $156 million attributable to the unrealized capital loss associated with the excess tax basis of the stock over the book value of AEP’s investment in the operations of AEPRO. With the sale of AEPRO in the fourth quarter of 2015, AEP recorded a valuation allowance of $48 million attributable to realized capital losses from the sale.

A valuation allowance of $130 million and $56 million was recorded against AEP’s deferred tax asset balance as of December 31, 2015 and 2014, respectively. The valuation allowance reflects management’s assessment of the amount of its deferred tax assets that are more than likely not to be realized. The amount of the deferred tax assets realizable, however, could be adjusted if estimates of future taxable income are materially impacted during the carryforward period.

Federal and State Income Tax Audit Status

AEP and subsidiaries are no longer subject to U.S. federal examination for years before 2011.  The IRS examination of years 2011, 2012 and 2013 started in April 2014. Although the outcome of tax audits is uncertain, in management’s opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters.  In addition, the Registrants accrue interest on these uncertain tax positions.  Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

AEP and subsidiaries file income tax returns in various state, local and foreign jurisdictions.  These taxing authorities routinely examine their tax returns. AEP and subsidiaries are currently under examination in several state and local jurisdictions.  However, it is possible that previously filed tax returns have positions that may be challenged by these tax authorities.  Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. The Registrants are no longer subject to state, local or non-U.S. income tax examinations by tax authorities for years before 2009.

Net Income Tax Operating Loss Carryforward

In 2012 and 2011, AEP recognized federal net income tax operating losses of $366 million and $226 million, respectively, and in 2011, APCo and I&M recognized federal net income tax operating losses of $313 million and $123 million, respectively. The losses for AEP, APCo and I&M were driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences.  In 2012, SWEPCo recognized federal net income tax operating losses of $858 million which were driven primarily by bonus depreciation.  As of December 31, 2013, AEP had $156 million of unrealized federal net operating loss carryforward tax benefits.  Federal taxable income was sufficient enough in 2014 that these remaining federal net income tax operating loss tax benefits were realized in full. AEP recognized deferred state and local income tax benefits in 2012 and 2011. AEP, APCo, OPCo, PSO and SWEPCo also have state net income tax operating loss carryforwards as of December 31, 2015 as indicated in the table below:

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in millions)
AEP	Kentucky	$80.7	2035
AEP	Louisiana	376.3	2030
AEP	Oklahoma	378.1	2035
AEP	West Virginia	49.9	2033
APCo	West Virginia	24.8	2033
OPCo	West Virginia	25.2	2033
PSO	Oklahoma	181.8	2035
SWEPCo	Louisiana	375.7	2030
SWEPCo	Oklahoma	3.2	2035

As a result, APCo, OPCo, PSO and SWEPCo recognized deferred state and local income tax benefits in 2011, and/or 2012, and/or 2013, and/or 2014 and/or 2015.  At the end of 2013, APCo, I&M and SWEPCo had $12 million, $13 million and $167 million, respectively, of unrealized federal net operating loss carryforward.  Federal taxable income was sufficient enough in 2014 that these remaining federal net income tax operating loss tax benefits were realized in full.  Management anticipates future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the state carryforward expires for each state.

As of December 31, 2013, AEP had $121 million of uncertain tax positions netted against the federal net income tax operating loss carryforward tax benefits. Due to the utilization of the net operating loss carryforward in 2014, $69 million is presented as a non-current uncertain tax position. As of December 31, 2015 and 2014, AEP had $59 million and $52 million, respectively, of uncertain tax positions netted against deferred tax liabilities.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2012, 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits.  As of December 31, 2015, the Registrants have federal tax credit carryforwards and AEP and PSO have state tax credit carryforwards as indicated in the table below.  If these credits are not utilized, federal general business tax credits will expire in the years 2030 through 2035.

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in millions)
AEP	$85.0	$47.8	$23.4	$23.4
APCo	19.1	5.8	—	—
I&M	3.7	3.2	—	—
OPCo	19.3	1.0	—	—
PSO	0.6	0.6	23.4	23.4
SWEPCo	0.7	0.6	—	—

The Registrants anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused.  In November 2014, APCo received an order from the Virginia SCC for its 2014 Virginia Biennial Base Rate Case (see Note 4). As a result of the final determination pertaining to the ability to realize future tax benefits for certain state net income tax operating loss and credit carryforwards, management determined that APCo is subject to the Virginia Minimum Tax on electric suppliers and the Virginia State Income Tax is no longer applicable. As a result, management derecognized the related state income tax benefits, which had been subject to valuation allowances.

Uncertain Tax Positions

In May 2013, the U.S. Supreme Court decided that the U.K. Windfall Tax imposed upon U.K. electric companies privatized between 1984 and 1996 is a creditable tax for U.S. federal income tax purposes.  AEP filed protective claims asserting the creditability of the tax, dependent upon the outcome of the case.  As a result of the favorable U.S. Supreme Court decision, AEP recognized a tax benefit of $80 million, plus $43 million of pretax interest income in the second quarter of 2013.  The tax benefit and interest income resulted in an increase in net income of $108 million, but did not result in the receipt of cash as of December 31, 2015. Due to the timing of the IRS audit cycle, receipt of cash is not expected within the next 12 months.

The Registrants recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2015			2014
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in millions)
AEP	$2.7	$0.8	$—	$2.9	$1.2	$2.0
APCo	0.4	—	—	—	—	0.2
I&M	0.2	—	—	—	—	0.3
OPCo	1.0	—	—	0.1	—	0.2
PSO	0.1	—	—	0.1	—	0.1
SWEPCo	0.4	—	—	0.2	—	0.2

	Year Ended December 31, 2013
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in millions)
AEP	$1.5	$51.8	$—
APCo	—	1.1	—
I&M	—	0.6	—
OPCo	—	1.9	—
PSO	—	0.1	—
SWEPCo	0.2	—	—

The following table shows balances for amounts accrued for the receipt of interest:

December 31,
Company	2015	2014
(in millions)
AEP	$44.7	$44.0
APCo	—	—
I&M	—	—
OPCo	—	—
PSO	—	—
SWEPCo	—	—

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2015	2014
	(in millions)
AEP	$7.2	$5.9
APCo	—	—
I&M	0.6	0.5
OPCo	0.6	0.4
PSO	0.4	0.3
SWEPCo	1.4	1.0

The reconciliations of the beginning and ending amounts of unrecognized tax benefits are as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2015	$182.0	$—	$2.3	$6.9	$1.3	$7.5
Increase – Tax Positions Taken During a Prior Period	5.4	0.3	0.1	—	—	1.8
Decrease – Tax Positions Taken During a Prior Period	(0.4)	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Increase – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2015	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2014	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6
Increase – Tax Positions Taken During a Prior Period	18.2	—	1.4	6.4	—	1.6
Decrease – Tax Positions Taken During a Prior Period	(1.5)	—	—	—	—	(0.8)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Increase – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(0.6)	—	(0.7)	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(9.3)	(1.2)	(1.6)	(1.6)	(0.9)	(0.9)
Balance as of December 31, 2014	$182.0	$—	$2.3	$6.9	$1.3	$7.5

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2013	$267.2	$5.3	$15.1	$11.1	$2.3	$9.5
Increase – Tax Positions Taken During a Prior Period	—	—	—	—	—	—
Decrease – Tax Positions Taken During a Prior Period	(93.6)	(4.1)	(11.9)	(9.0)	(0.1)	(3.2)
Increase – Tax Positions Taken During the Current Year	1.8	—	—	—	—	1.3
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(0.2)	—	—	—	—	—
Balance as of December 31, 2013	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date.  The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant was as follows:

Company	2015	2014	2013
	(in millions)
AEP	$100.2	$97.2	$86.9
APCo	0.2	—	—
I&M	1.6	1.6	1.2
OPCo	4.5	4.5	0.7
PSO	0.9	0.9	0.8
SWEPCo	6.0	4.9	4.4

Federal Tax Legislation

The American Taxpayer Relief Act of 2012 (the 2012 Act) was enacted in January 2013.  Included in the 2012 Act was a one-year extension of the 50% bonus depreciation.  The 2012 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2011.  The enacted provisions did not materially impact the Registrants’ net income or financial condition but did have a favorable impact on cash flows in 2013.

The Tax Increase Prevention Act of 2014 (the 2014 Act) was enacted in December 2014. Included in the 2014 Act was a one-year extension of the 50% bonus depreciation. The 2014 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2013. The enacted provisions did not materially impact the Registrants’ net income or financial condition but did have a favorable impact on cash flows in 2015.

The Protecting Americans from Tax Hikes Act of 2015 (PATH) included an extension of the 50% bonus depreciation for three years through 2017, phasing down to 40% in 2018 and 30% in 2019. PATH also provided for the extension of research and development, employment and several energy tax credits for 2015. PATH also includes provisions to extend the wind energy production tax credit through 2016 with a three-year phase-out (2017-2019), and to extend the 30% temporary solar investment tax credit for three years through 2019 and with a two-year phase-out (2020-2021). PATH also provided for a permanent extension of the Research and Development tax credit. The enacted provisions did not materially impact the Registrants’ net income or financial condition but will have a favorable impact on future cash flows.

Federal Tax Regulations

In 2013, the U.S. Treasury Department issued final and re-proposed regulations regarding the deduction and capitalization of expenditures related to tangible property, effective for the tax years beginning in 2014.  In addition, the IRS issued Revenue Procedures under the Industry Issue Resolutions program that provides specific guidance for the implementation of the regulations for the electric utility industry.  These final regulations did not materially impact the Registrants’ net income, cash flows or financial condition.

State Tax Legislation

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rate from 8.5% to 6.5%.  The 8.5% Indiana corporate income tax rate will be reduced 0.5% each year beginning after June 30, 2012, with the final reduction occurring in years beginning after June 30, 2015.

During the third quarter of 2013, it was determined that the state of West Virginia had achieved certain minimum levels of shortfall reserve funds.  As a result, the West Virginia corporate income tax rate was reduced from 7% to 6.5% in 2014.

House Bill 32 was passed by the state of Texas in June 2015, permanently reducing the Texas income/franchise tax rate from 0.95% to 0.75% effective January 1, 2016, applicable to reports originally due on or after the effective date. The Texas income/franchise tax rate had been scheduled to return to 1% in 2016.

The enacted provisions did not materially impact net income, cash flows or financial condition.